UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-1400

Fidelity Contrafund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Contrafund®

March 31, 2018

CON-QTLY-0518
1.799873.114

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.5%
Auto Components - 0.0%
Autoliv, Inc. (a)	258,342	$37,702
Automobiles - 0.9%
BYD Co. Ltd. (H Shares)	11,345,000	90,339
Geely Automobile Holdings Ltd.	5,872,000	17,206
Guangzhou Automobile Group Co. Ltd. (H Shares)	3,194,000	5,932
Mahindra & Mahindra Ltd.	8,654,702	98,714
Maruti Suzuki India Ltd.	1,533,074	209,792
Subaru Corp.	201,000	6,587
Tesla, Inc. (a)(b)	2,323,877	618,453
Thor Industries, Inc.	112,297	12,933
Toyota Motor Corp.	1,107,800	71,056
		1,131,012
Diversified Consumer Services - 0.2%
Chegg, Inc. (b)	2,976,650	61,498
Weight Watchers International, Inc. (b)	2,071,102	131,971
		193,469
Hotels, Restaurants & Leisure - 1.6%
Accor SA	1,020,707	55,072
Boyd Gaming Corp.	491,364	15,655
Domino's Pizza, Inc.	144,839	33,829
Eldorado Resorts, Inc. (b)	398,167	13,140
Hilton Grand Vacations, Inc. (b)	804,633	34,615
Hilton Worldwide Holdings, Inc.	4,654,254	366,569
Las Vegas Sands Corp.	1,108,349	79,690
Marriott International, Inc. Class A	4,944,471	672,349
McDonald's Corp.	4,298,984	672,275
Planet Fitness, Inc. (b)	147,953	5,588
Shake Shack, Inc. Class A (b)	77,662	3,233
U.S. Foods Holding Corp. (b)	545,975	17,892
Wyndham Worldwide Corp.	95,046	10,876
		1,980,783
Household Durables - 0.2%
Lennar Corp. Class A	1,798,438	106,000
Mohawk Industries, Inc. (b)	553,744	128,590
Roku, Inc. Class A	694,160	21,588
		256,178
Internet & Direct Marketing Retail - 8.9%
Amazon.com, Inc. (b)	5,072,128	7,341,094
ASOS PLC (b)	185,885	18,151
Netflix, Inc. (b)	9,497,492	2,805,084
Start Today Co. Ltd.	914,900	24,436
The Booking Holdings, Inc. (b)	371,533	772,934
Zalando SE (a)(b)(c)	54,179	2,952
		10,964,651
Media - 0.8%
Charter Communications, Inc. Class A (b)	193,598	60,252
Comcast Corp. Class A	730,800	24,971
Liberty Global PLC Class A (b)	387,281	12,126
Liberty Media Corp.:
Liberty Formula One Group Series C (a)(b)	7,738,975	238,747
Liberty SiriusXM Series C (b)	5,010,583	204,682
Live Nation Entertainment, Inc. (b)	1,054,695	44,445
Sirius XM Holdings, Inc. (a)	24,223,951	151,157
The Walt Disney Co.	2,151,706	216,117
Weinstein Co. Holdings LLC Class A-1 (b)(d)(e)(f)	41,234	0
		952,497
Multiline Retail - 0.1%
B&M European Value Retail S.A.	10,709,577	58,795
Dollar Tree, Inc. (b)	430,944	40,897
Ollie's Bargain Outlet Holdings, Inc. (b)	1,528,863	92,190
		191,882
Specialty Retail - 1.1%
Burlington Stores, Inc. (b)	102,982	13,712
Five Below, Inc. (b)	206,837	15,169
Home Depot, Inc.	4,965,350	885,024
TJX Companies, Inc.	5,641,886	460,152
		1,374,057
Textiles, Apparel & Luxury Goods - 0.7%
adidas AG	1,717,924	415,683
Kering SA	211,534	101,198
LVMH Moet Hennessy - Louis Vuitton SA	203,171	62,612
NIKE, Inc. Class B	3,266,028	216,995
PVH Corp.	78,900	11,948
Tapestry, Inc.	1,452,521	76,417
		884,853

TOTAL CONSUMER DISCRETIONARY		17,967,084

CONSUMER STAPLES - 2.5%
Beverages - 0.5%
Constellation Brands, Inc. Class A (sub. vtg.)	794,267	181,029
Dr. Pepper Snapple Group, Inc.	587,683	69,570
Kweichow Moutai Co. Ltd. (A Shares)	580,700	63,115
Monster Beverage Corp. (b)	1,812,762	103,708
The Coca-Cola Co.	4,427,544	192,288
		609,710
Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	1,640,289	309,080
Performance Food Group Co. (b)	2,238,033	66,805
Walmart, Inc.	2,576,681	229,247
		605,132
Food Products - 0.0%
The Simply Good Foods Co.	2,057,393	28,248
Household Products - 0.3%
Colgate-Palmolive Co.	6,017,111	431,307
Personal Products - 1.2%
Estee Lauder Companies, Inc. Class A	8,502,733	1,273,029
Kao Corp.	902,900	67,723
L'Oreal SA (b)	229,133	51,693
Shiseido Co. Ltd.	1,042,200	66,731
		1,459,176

TOTAL CONSUMER STAPLES		3,133,573

ENERGY - 2.5%
Energy Equipment & Services - 0.0%
Baker Hughes, a GE Co. Class A	427,986	11,885
FTS International, Inc. (b)	798,502	14,684
		26,569
Oil, Gas & Consumable Fuels - 2.5%
Apache Corp.	732,099	28,171
Birchcliff Energy Ltd. (b)(c)(g)	686,127	1,986
Birchcliff Energy Ltd. (g)	22,279,435	64,503
Canadian Natural Resources Ltd.	5,796,639	182,221
Centennial Resource Development, Inc.:
Class A (b)(g)	5,188,000	95,200
Class A (b)(g)	14,150,932	259,670
Class A (b)(e)(g)	2,340,926	42,956
Cheniere Energy, Inc. (b)	216,200	11,556
Concho Resources, Inc. (b)	1,370,593	206,041
ConocoPhillips Co.	735,178	43,589
Continental Resources, Inc. (b)	4,580,350	270,012
Diamondback Energy, Inc. (b)	2,495,736	315,761
Encana Corp.	956,406	10,519
EOG Resources, Inc.	5,897,909	620,873
Hess Corp.	404,384	20,470
Marathon Petroleum Corp.	481,925	35,234
Phillips 66 Co.	2,669,232	256,033
Pioneer Natural Resources Co.	128,757	22,118
PrairieSky Royalty Ltd.	2,880,495	62,983
Reliance Industries Ltd.	24,199,564	330,850
Suncor Energy, Inc.	519,604	17,943
Valero Energy Corp.	1,270,845	117,896
		3,016,585

TOTAL ENERGY		3,043,154

FINANCIALS - 18.2%
Banks - 9.4%
Bank Ireland Group PLC	10,392,000	90,595
Bank of America Corp.	77,115,525	2,312,695
Citigroup, Inc.	37,033,394	2,499,754
HDFC Bank Ltd. sponsored ADR	6,235,036	615,835
JPMorgan Chase & Co.	22,415,012	2,464,979
Kotak Mahindra Bank Ltd. (b)	11,135,666	180,125
M&T Bank Corp.	1,922,750	354,478
Metro Bank PLC (a)(b)(g)	5,864,177	289,112
PNC Financial Services Group, Inc.	3,273,988	495,158
Royal Bank of Canada	1,129,972	87,286
The Toronto-Dominion Bank	2,368,891	134,427
U.S. Bancorp	10,798,531	545,326
Wells Fargo & Co.	29,867,871	1,565,375
		11,635,145
Capital Markets - 2.4%
Ameriprise Financial, Inc.	226,391	33,492
Bank of New York Mellon Corp.	5,360,089	276,205
BlackRock, Inc. Class A	569,328	308,416
Charles Schwab Corp.	12,089,771	631,328
Goldman Sachs Group, Inc.	242,985	61,198
IntercontinentalExchange, Inc.	1,665,174	120,758
Morgan Stanley	15,863,869	856,014
MSCI, Inc.	1,633,936	244,224
Oaktree Capital Group LLC Class A	2,070,931	82,009
S&P Global, Inc.	1,710,598	326,827
St. James's Place Capital PLC	1,528,141	23,294
		2,963,765
Consumer Finance - 0.2%
Green Dot Corp. Class A (b)	70,605	4,530
Synchrony Financial	6,675,408	223,826
		228,356
Diversified Financial Services - 5.2%
Berkshire Hathaway, Inc. Class A (b)	21,249	6,355,576
Insurance - 1.0%
Admiral Group PLC	4,526,738	117,113
AIA Group Ltd.	6,693,800	57,223
Chubb Ltd.	5,077,195	694,408
Fairfax Financial Holdings Ltd. (sub. vtg.)	178,538	90,502
Marsh & McLennan Companies, Inc.	996,842	82,329
The Travelers Companies, Inc.	1,662,724	230,886
		1,272,461

TOTAL FINANCIALS		22,455,303

HEALTH CARE - 9.0%
Biotechnology - 2.5%
AbbVie, Inc.	3,950,318	373,898
Agios Pharmaceuticals, Inc. (b)	1,442,518	117,969
Alnylam Pharmaceuticals, Inc. (b)	239,702	28,549
Amgen, Inc.	1,097,127	187,038
AnaptysBio, Inc. (b)	441,442	45,945
Arena Pharmaceuticals, Inc. (b)	1,223,781	48,339
Array BioPharma, Inc. (b)	1,168,074	19,063
bluebird bio, Inc. (b)	174,874	29,860
Blueprint Medicines Corp. (b)	78,917	7,237
FibroGen, Inc. (b)	1,933,203	89,314
Genmab A/S (b)	895,845	193,005
Gilead Sciences, Inc.	8,433,008	635,764
Insmed, Inc. (b)	974,042	21,935
Intrexon Corp. (a)(b)	3,168,114	48,567
Neurocrine Biosciences, Inc. (b)	2,985,691	247,603
Regeneron Pharmaceuticals, Inc. (b)	498,076	171,517
Sage Therapeutics, Inc. (b)	414,044	66,690
Sarepta Therapeutics, Inc. (b)	167,409	12,403
Vertex Pharmaceuticals, Inc. (b)	4,496,282	732,804
		3,077,500
Health Care Equipment & Supplies - 1.7%
Abiomed, Inc. (b)	175,039	50,935
Baxter International, Inc.	6,500,538	422,795
Becton, Dickinson & Co.	552,216	119,665
Boston Scientific Corp. (b)	18,470,079	504,603
Danaher Corp.	2,347,492	229,843
Edwards Lifesciences Corp. (b)	1,427,840	199,212
Intuitive Surgical, Inc. (b)	945,590	390,368
Penumbra, Inc. (b)	335,600	38,812
ResMed, Inc.	834,270	82,151
Stryker Corp.	401,123	64,549
		2,102,933
Health Care Providers & Services - 3.1%
Anthem, Inc.	53,220	11,692
HealthEquity, Inc. (b)	1,903,180	115,219
Henry Schein, Inc. (b)	340,331	22,874
Humana, Inc.	1,183,011	318,029
National Vision Holdings, Inc.	2,000,690	64,642
UnitedHealth Group, Inc.	15,446,649	3,305,583
		3,838,039
Health Care Technology - 0.0%
Veeva Systems, Inc. Class A (b)	688,875	50,302
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	1,216,112	81,358
Mettler-Toledo International, Inc. (b)(g)	1,657,309	953,002
PRA Health Sciences, Inc. (b)	818,443	67,898
Thermo Fisher Scientific, Inc.	1,012,003	208,938
Waters Corp. (b)	492,302	97,796
		1,408,992
Pharmaceuticals - 0.6%
Bristol-Myers Squibb Co.	1,584,397	100,213
Ipsen SA	88,214	13,693
Nektar Therapeutics (b)	4,429,366	470,664
resTORbio, Inc. (b)	521,058	4,992
Teva Pharmaceutical Industries Ltd. sponsored ADR	5,157,041	88,134
Zoetis, Inc. Class A	311,921	26,049
		703,745

TOTAL HEALTH CARE		11,181,511

INDUSTRIALS - 6.6%
Aerospace & Defense - 1.2%
General Dynamics Corp.	790,259	174,568
Harris Corp.	276,962	44,668
Northrop Grumman Corp.	1,445,061	504,500
Raytheon Co.	1,404,281	303,072
Space Exploration Technologies Corp.:
Class A (b)(e)(f)	295,578	49,953
Class C (e)(f)	12,991	2,195
The Boeing Co.	1,229,209	403,033
TransDigm Group, Inc.	83,892	25,750
		1,507,739
Air Freight & Logistics - 0.5%
Expeditors International of Washington, Inc.	329,409	20,852
FedEx Corp.	1,600,303	384,249
XPO Logistics, Inc. (b)	2,217,607	225,775
		630,876
Airlines - 0.9%
Azul SA sponsored ADR	592,630	20,594
Ryanair Holdings PLC sponsored ADR (b)	4,829,241	593,272
Southwest Airlines Co.	8,470,336	485,181
		1,099,047
Building Products - 0.7%
A.O. Smith Corp.	1,182,703	75,208
Jeld-Wen Holding, Inc. (b)	4,342,694	132,973
Masco Corp.	12,619,924	510,350
Toto Ltd.	2,887,000	152,212
		870,743
Commercial Services & Supplies - 0.2%
Cintas Corp.	1,038,019	177,065
Clean TeQ Holdings Ltd. (b)	29,112,999	26,342
TulCo LLC (d)(e)(f)	125,827	44,039
		247,446
Electrical Equipment - 0.5%
AMETEK, Inc.	1,167,845	88,721
Fortive Corp.	6,946,317	538,478
		627,199
Industrial Conglomerates - 0.7%
3M Co.	3,841,617	843,312
Roper Technologies, Inc.	132,868	37,295
		880,607
Machinery - 1.2%
Caterpillar, Inc.	1,146,161	168,921
Deere & Co.	3,426,180	532,154
Gardner Denver Holdings, Inc.	2,385,410	73,184
IDEX Corp.	80,746	11,507
Illinois Tool Works, Inc.	1,572,179	246,298
PACCAR, Inc.	1,992,434	131,839
Parker Hannifin Corp.	974,709	166,704
Rational AG	27,639	17,378
Rexnord Corp. (b)	1,343,699	39,881
Xylem, Inc.	664,137	51,085
		1,438,951
Professional Services - 0.3%
CoStar Group, Inc. (b)	125,150	45,389
FTI Consulting, Inc. (b)	342,095	16,561
IHS Markit Ltd. (b)	212,491	10,251
Manpower, Inc.	130,319	15,000
Recruit Holdings Co. Ltd.	1,975,800	49,105
RELX PLC	549,290	11,290
SR Teleperformance SA	87,448	13,558
TransUnion Holding Co., Inc. (b)	4,608,690	261,681
		422,835
Road & Rail - 0.2%
CSX Corp.	3,667,642	204,324
Union Pacific Corp.	64,096	8,616
		212,940
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A (c)	1,394,538	59,435
Fastenal Co.	225,077	12,287
W.W. Grainger, Inc.	391,446	110,493
		182,215

TOTAL INDUSTRIALS		8,120,598

INFORMATION TECHNOLOGY - 39.7%
Communications Equipment - 0.3%
Arista Networks, Inc. (b)	1,645,189	420,017
Electronic Equipment & Components - 1.7%
Amphenol Corp. Class A (g)	22,543,215	1,941,647
CDW Corp.	421,686	29,649
Dolby Laboratories, Inc. Class A	1,209,329	76,865
Keyence Corp.	40,400	25,074
		2,073,235
Internet Software & Services - 14.3%
Alibaba Group Holding Ltd. sponsored ADR (b)	1,281,042	235,122
Alphabet, Inc.:
Class A (b)	3,796,404	3,937,402
Class C (b)	3,457,543	3,567,458
CarGurus, Inc. Class A (a)	1,270,179	48,864
Cloudera, Inc.	1,872,673	40,412
Coupa Software, Inc. (b)	553,499	25,251
Dropbox, Inc.:
Class A (a)(b)	621,088	19,409
Class B	4,948,873	139,187
eBay, Inc. (b)	11,640,616	468,418
Facebook, Inc. Class A (b)	49,141,490	7,852,321
GoDaddy, Inc. (b)	1,264,826	77,686
GrubHub, Inc. (a)(b)	274,905	27,895
LogMeIn, Inc.	2,248,933	259,864
MercadoLibre, Inc.	195,245	69,583
MuleSoft, Inc. Class A	508,507	22,364
New Relic, Inc. (b)	1,699,999	126,004
Nutanix, Inc. Class B (c)	3,060,752	150,314
Okta, Inc.	2,232,655	88,971
Shopify, Inc. Class A (b)	1,093,398	136,061
Tencent Holdings Ltd.	6,569,200	352,632
Twitter, Inc. (b)	312,615	9,069
Wix.com Ltd. (b)	51,912	4,130
		17,658,417
IT Services - 6.5%
Accenture PLC Class A	1,166,175	179,008
ASAC II LP (b)(e)(f)	39,494,500	6,635
EPAM Systems, Inc. (b)	724,149	82,930
Fiserv, Inc. (b)	4,335,481	309,163
FleetCor Technologies, Inc. (b)	400,001	81,000
Global Payments, Inc.	2,248,090	250,707
MasterCard, Inc. Class A	11,542,206	2,021,733
PayPal Holdings, Inc. (b)	24,391,677	1,850,597
Visa, Inc. Class A	26,745,055	3,199,243
Worldpay, Inc. (b)	154,920	12,741
		7,993,757
Semiconductors & Semiconductor Equipment - 1.6%
Analog Devices, Inc.	472,053	43,018
Applied Materials, Inc.	4,044,751	224,929
Broadcom Ltd.	304,421	71,737
First Solar, Inc. (b)	1,147,220	81,430
Intel Corp.	2,437,494	126,945
Lam Research Corp.	103,270	20,980
NVIDIA Corp.	3,718,049	861,063
SolarEdge Technologies, Inc. (b)	229,402	12,067
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,128,009	49,362
Texas Instruments, Inc.	4,125,024	428,549
		1,920,080
Software - 12.9%
Activision Blizzard, Inc.	32,379,222	2,184,302
Adobe Systems, Inc. (b)	12,658,346	2,735,215
Atlassian Corp. PLC (b)	3,491,651	188,270
Black Knight, Inc. (b)	1,134,045	53,414
CDK Global, Inc.	1,456,844	92,276
Constellation Software, Inc.	129,503	87,868
Electronic Arts, Inc. (b)	7,046,736	854,346
Intuit, Inc.	840,117	145,634
Microsoft Corp.	45,323,841	4,136,707
Parametric Technology Corp. (b)	1,469,831	114,662
Paycom Software, Inc. (a)(b)	1,712,269	183,881
Qualys, Inc. (b)	26,275	1,912
Red Hat, Inc. (b)	2,171,619	324,679
RingCentral, Inc. (b)	2,328,153	147,838
Salesforce.com, Inc. (b)	27,079,688	3,149,368
Snap, Inc. Class A (b)	786,896	12,488
SS&C Technologies Holdings, Inc.	2,970,179	159,320
Tanium, Inc. Class B (e)(f)	2,944,100	18,165
Trion World, Inc. (b)(e)(f)	4,607,810	0
Trion World, Inc. warrants 10/3/18 (b)(e)(f)	183,516	0
Ultimate Software Group, Inc. (b)	1,254,787	305,792
Workday, Inc. Class A (b)	8,098,421	1,029,390
Zendesk, Inc. (b)	559,807	26,798
Zscaler, Inc. (a)(b)	252,694	7,093
		15,959,418
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	17,183,191	2,882,996
HP, Inc.	4,561,501	99,988
Logitech International SA	838,070	30,782
Pure Storage, Inc. Class A (b)	833,613	16,631
		3,030,397

TOTAL INFORMATION TECHNOLOGY		49,055,321

MATERIALS - 2.6%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	1,811,260	288,045
DowDuPont, Inc.	13,221,040	842,312
Growmax Resources Corp. (b)(c)	3,396,563	290
LyondellBasell Industries NV Class A	1,718,463	181,607
Sherwin-Williams Co.	1,188,324	465,966
Westlake Chemical Corp.	1,808,293	200,992
		1,979,212
Containers & Packaging - 0.2%
WestRock Co.	4,217,007	270,605
Metals & Mining - 0.8%
ArcelorMittal SA Class A unit (a)(b)	1,495,308	47,566
Arizona Mining, Inc. (b)	2,572,786	8,088
B2Gold Corp. (b)(g)	54,330,368	148,862
Franco-Nevada Corp.	3,839,538	261,959
Freeport-McMoRan, Inc.	5,424,898	95,315
Glencore Xstrata PLC	2,708,122	13,443
Ivanhoe Mines Ltd. (b)(g)	50,543,477	106,709
Ivanhoe Mines Ltd. (b)(c)(g)	14,535,558	30,688
Kirkland Lake Gold Ltd.	4,306,083	66,746
Newcrest Mining Ltd.	2,776,293	41,874
Novagold Resources, Inc. (b)	8,001,243	34,654
Nucor Corp.	950,101	58,042
POSCO	64,909	19,889
POSCO sponsored ADR	3	0
Steel Dynamics, Inc.	485,096	21,451
		955,286

TOTAL MATERIALS		3,205,103

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	528,478	76,809
Real Estate Management & Development - 0.0%
Five Point Holdings LLC Class A (b)	3,104,084	44,264
WeWork Companies, Inc. Class A (b)(e)(f)	607,163	31,457
		75,721

TOTAL REAL ESTATE		152,530

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (b)	2,733,303	166,841
TOTAL COMMON STOCKS
(Cost $58,094,646)		118,481,018

Convertible Preferred Stocks - 1.2%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (b)(e)(f)	578,817	66,836
Series E (b)(e)(f)	388,853	44,901
Handy Technologies, Inc. Series C (b)(e)(f)	3,537,042	20,727
		132,464
Textiles, Apparel & Luxury Goods - 0.0%
Generation Bio Series B (e)(f)	2,430,600	22,230

TOTAL CONSUMER DISCRETIONARY		154,694

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Roofoods Ltd. Series F (e)(f)	154,611	54,666
HEALTH CARE - 0.2%
Biotechnology - 0.1%
23andMe, Inc.:
Series E (b)(e)(f)	664,987	9,410
Series F (e)(f)	3,348,986	47,388
Intarcia Therapeutics, Inc. Series CC (b)(e)(f)	2,100,446	126,027
		182,825
Health Care Providers & Services - 0.1%
Get Heal, Inc. Series B (b)(e)(f)	35,877,127	1,794
Mulberry Health, Inc. (e)(f)	600,009	4,281
Mulberry Health, Inc. (e)(f)	49,783	355
Mulberry Health, Inc. Series A8 (b)(e)(f)	7,960,894	56,800
		63,230

TOTAL HEALTH CARE		246,055

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (b)(e)(f)	558,215	94,338
Series H (e)(f)	120,282	20,328
		114,666
INFORMATION TECHNOLOGY - 0.5%
Internet Software & Services - 0.4%
Lyft, Inc. Series H (e)(f)	1,553,259	61,736
Pinterest, Inc.:
Series E, 8.00% (b)(e)(f)	54,841,080	315,336
Series F, 8.00% (b)(e)(f)	3,455,720	19,870
Series G, 8.00% (b)(e)(f)	4,301,275	24,732
Uber Technologies, Inc. Series D, 8.00% (b)(e)(f)	2,040,465	71,620
		493,294
Software - 0.1%
Carbon, Inc. Series D (f)	915,425	21,376
Cloudflare, Inc. Series D, 8.00% (b)(e)(f)	4,303,714	30,212
Delphix Corp. Series D (b)(e)(f)	3,712,687	23,464
		75,052

TOTAL INFORMATION TECHNOLOGY		568,346

REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
WeWork Companies, Inc.:
Series E (b)(e)(f)	5,464,465	283,114
Series F (b)(e)(f)	253,732	13,146
		296,260
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (b)(e)(f)	2,124,227	2,719
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $947,567)		1,437,406
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.2%
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World, Inc. 10% 10/10/19 pay-in-kind (e)(f)(h)	1,956	673
Nonconvertible Bonds - 0.2%
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Valeant Pharmaceuticals International, Inc.:
6.125% 4/15/25 (c)	111,620	96,328
9% 12/15/25 (c)	115,146	114,426
		210,754
TOTAL CORPORATE BONDS
(Cost $220,109)		211,427
	Shares	Value (000s)

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 1.72% (i)	3,550,846,610	3,551,557
Fidelity Securities Lending Cash Central Fund 1.72% (i)(j)	583,052,437	583,169
TOTAL MONEY MARKET FUNDS
(Cost $4,134,662)		4,134,726
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $63,396,984)		124,264,577
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(646,056)
NET ASSETS - 100%		$123,618,521

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $456,419,000 or 0.4% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,612,103,000 or 1.3% of net assets.

 (f) Level 3 security

 (g) Affiliated company

 (h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series E	6/18/15	$7,200
23andMe, Inc. Series F	8/31/17	$46,498
Airbnb, Inc. Series D	4/16/14	$23,565
Airbnb, Inc. Series E	6/29/15	$36,200
Altiostar Networks, Inc. Series A1	1/10/17	$9,771
ASAC II LP	10/10/13	$3,041
Centennial Resource Development, Inc. Class A	12/28/16	$34,037
Cloudflare, Inc. Series D, 8.00%	11/5/14 - 6/24/15	$26,827
Delphix Corp. Series D	7/10/15	$33,414
Generation Bio Series B	2/21/18	$22,230
Get Heal, Inc. Series B	11/7/16	$10,944
Handy Technologies, Inc. Series C	10/14/15	$20,727
Intarcia Therapeutics, Inc. Series CC	11/14/12	$28,629
Lyft, Inc. Series H	11/22/17	$61,736
Mulberry Health, Inc.	3/23/18	$4,426
Mulberry Health, Inc. Series A8	1/20/16	$53,774
Pinterest, Inc. Series E, 8.00%	10/23/13	$159,376
Pinterest, Inc. Series F, 8.00%	5/15/14	$11,739
Pinterest, Inc. Series G, 8.00%	2/27/15	$30,879
Roofoods Ltd. Series F	9/12/17	$54,666
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$30,689
Space Exploration Technologies Corp. Class C	9/11/17	$1,754
Space Exploration Technologies Corp. Series G	1/20/15	$43,239
Space Exploration Technologies Corp. Series H	8/4/17	$16,238
Tanium, Inc. Class B	4/21/17	$14,615
Trion World, Inc.	8/22/08 - 3/20/13	$25,151
Trion World, Inc. warrants 10/3/18	10/10/13	$0
Trion World, Inc. 10% 10/10/19 pay-in-kind	10/10/13 - 10/10/17	$1,953
TulCo LLC	8/24/17 - 12/14/17	$44,039
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$31,654
Weinstein Co. Holdings LLC Class A-1	10/19/05	$41,234
WeWork Companies, Inc. Class A	6/23/15	$19,969
WeWork Companies, Inc. Series E	6/23/15	$179,724
WeWork Companies, Inc. Series F	12/1/16	$12,735

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$6,149
Fidelity Securities Lending Cash Central Fund	2,338
Total	$8,487

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Amphenol Corp. Class A	$2,007,425	$--	$28,270	$4,321	$24,594	$(62,102)	$1,941,647
B2Gold Corp.	153,772	16,482	2,162	--	1,242	(20,472)	148,862
Birchcliff Energy Ltd.	2,402	--	--	11	--	(416)	1,986
Birchcliff Energy Ltd.	73,246	4,954	832	342	(381)	(12,484)	64,503
Centennial Resource Development, Inc. Class A	102,722	--	--	--	--	(7,522)	95,200
Centennial Resource Development, Inc. Class A	274,910	8,518	3,758	--	947	(20,947)	259,670
Centennial Resource Development, Inc. Class A	46,350	--	--	--	--	(3,394)	42,956
Ivanhoe Mines Ltd.	172,912	--	1,778	--	1,311	(65,736)	106,709
Ivanhoe Mines Ltd.	49,727	--	511	--	(483)	(18,045)	30,688
Metro Bank PLC	287,797	--	4,268	--	3,249	2,334	289,112
Mettler-Toledo International, Inc.	1,077,667	--	49,390	--	22,003	(97,278)	953,002
Total	$4,248,930	$29,954	$90,969	$4,674	$52,482	$(306,062)	$3,934,335

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$18,121,778	$17,482,489	$484,595	$154,694
Consumer Staples	3,188,239	3,133,573	--	54,666
Energy	3,043,154	2,712,304	330,850	--
Financials	22,455,303	22,217,955	237,348	--
Health Care	11,427,566	10,988,506	193,005	246,055
Industrials	8,235,264	7,998,069	26,342	210,853
Information Technology	49,623,667	48,538,702	491,819	593,146
Materials	3,205,103	3,163,229	41,874	--
Real Estate	448,790	121,073	--	327,717
Telecommunication Services	169,560	166,841	--	2,719
Corporate Bonds	211,427	--	210,754	673
Money Market Funds	4,134,726	4,134,726	--	--
Total Investments in Securities:	$124,264,577	$120,657,467	$2,016,587	$1,590,523

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
Level 1 to Level 2	$1,198,024
Level 2 to Level 1	$112,899

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$1,603,206
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	34,856
Cost of Purchases	26,656
Proceeds of Sales	(74,195)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$1,590,523
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2018	$67,194

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds bank notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$673	Recovery value	Recovery value	34.4%	Increase
Equities	$1,589,850	Market approach	Transaction price	$0.81 - $353.57 / $98.71	Increase
		Market comparable	Transaction price	$9.15 - $60.00 / $52.37	Increase
			Enterprise value/Sales multiple (EV/S)	1.9 - 16.5 / 7.9	Increase
			Discount rate	23.0% - 28.0% / 23.2%	Decrease
			Premium rate	7.5% - 108.0% / 69.5%	Increase
			Discount for lack of marketability	15.0% - 25.0% / 20.5%	Decrease
			Liquidity preference	$4.84	Increase
		Recovery value	Recovery value	0.0% - 0.2% / 0.2%	Increase
		Discount cash flow	Discount rate	9.0%	Decrease
			Discount for lack of marketability	20.0%	Decrease
			Growth rate	3.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® New Insights Fund

March 31, 2018

ANIF-QTLY-0518
1.799846.114

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.5%
Auto Components - 0.2%
Autoliv, Inc.	37,500	$5,473
Magna International, Inc. Class A (sub. vtg.)	941,700	53,044
		58,517
Automobiles - 0.9%
BYD Co. Ltd. (H Shares)	1,869,000	14,883
Fiat Chrysler Automobiles NV	6,473,600	132,838
Geely Automobile Holdings Ltd.	962,000	2,819
Subaru Corp.	79,800	2,615
Tesla, Inc. (a)	302,968	80,629
Thor Industries, Inc.	15,400	1,774
Toyota Motor Corp.	159,500	10,231
		245,789
Distributors - 0.1%
Pool Corp.	222,400	32,519
Diversified Consumer Services - 0.1%
Chegg, Inc. (a)(b)	622,834	12,868
Weight Watchers International, Inc. (a)	289,260	18,432
		31,300
Hotels, Restaurants & Leisure - 2.1%
Accor SA	157,000	8,471
ARAMARK Holdings Corp.	5,251,200	207,737
Boyd Gaming Corp.	90,900	2,896
Domino's Pizza, Inc.	23,100	5,395
Dunkin' Brands Group, Inc.	552,300	32,967
Eldorado Resorts, Inc. (a)	55,300	1,825
Hilton Grand Vacations, Inc. (a)	117,600	5,059
Hilton Worldwide Holdings, Inc.	657,433	51,779
Las Vegas Sands Corp.	165,700	11,914
Marriott International, Inc. Class A	716,800	97,470
McDonald's Corp.	481,900	75,360
Planet Fitness, Inc. (a)	32,900	1,243
Shake Shack, Inc. Class A (a)	17,300	720
U.S. Foods Holding Corp. (a)	2,053,300	67,287
Wyndham Worldwide Corp.	13,741	1,572
		571,695
Household Durables - 1.1%
D.R. Horton, Inc.	1,929,924	84,608
Lennar Corp. Class A	252,700	14,894
Mohawk Industries, Inc. (a)	120,124	27,895
Newell Brands, Inc.	1,881,400	47,938
NVR, Inc. (a)	17,200	48,160
Roku, Inc. Class A	125,700	3,909
Toll Brothers, Inc.	1,426,600	61,700
		289,104
Internet & Direct Marketing Retail - 7.9%
Amazon.com, Inc. (a)	1,021,340	1,478,233
ASOS PLC (a)	36,900	3,603
Netflix, Inc. (a)	1,870,400	552,423
Start Today Co. Ltd.	212,956	5,688
The Booking Holdings, Inc. (a)	68,317	142,126
Zalando SE (a)(b)(c)	35,900	1,956
		2,184,029
Leisure Products - 0.1%
Mattel, Inc. (b)	2,041,100	26,840
Media - 0.5%
Charter Communications, Inc. Class A (a)	39,047	12,152
Comcast Corp. Class A	99,600	3,403
Liberty Global PLC Class A (a)	54,263	1,699
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	1,039,900	32,081
Liberty SiriusXM Series A (a)	536,080	22,033
Live Nation Entertainment, Inc. (a)	151,400	6,380
Sirius XM Holdings, Inc. (b)	4,042,800	25,227
The Walt Disney Co.	34,600	3,475
Weinstein Co. Holdings LLC Class A-1 (a)(d)(e)(f)	2,267	0
WME Entertainment Parent, LLC Class A (a)(d)(e)(f)	13,215,782	33,039
		139,489
Multiline Retail - 0.4%
B&M European Value Retail S.A.	1,394,941	7,658
Dollar General Corp.	695,000	65,017
Dollar Tree, Inc. (a)	70,300	6,671
Ollie's Bargain Outlet Holdings, Inc. (a)	593,010	35,759
		115,105
Specialty Retail - 1.2%
AutoZone, Inc. (a)	106,634	69,172
Burlington Stores, Inc. (a)	14,100	1,877
Home Depot, Inc.	562,500	100,260
Tiffany & Co., Inc.	788,100	76,966
TJX Companies, Inc.	1,029,967	84,004
		332,279
Textiles, Apparel & Luxury Goods - 0.9%
adidas AG	258,094	62,450
Brunello Cucinelli SpA	1,809,352	56,771
China Hongxing Sports Ltd. (a)(f)	6,000,000	263
Hermes International SCA	77,200	45,738
Kering SA	34,800	16,648
LVMH Moet Hennessy - Louis Vuitton SA	29,298	9,029
NIKE, Inc. Class B	78,900	5,242
PVH Corp.	10,800	1,635
Tapestry, Inc.	205,400	10,806
Under Armour, Inc. Class A (sub. vtg.) (a)(b)	1,625,300	26,574
		235,156

TOTAL CONSUMER DISCRETIONARY		4,261,822

CONSUMER STAPLES - 4.7%
Beverages - 0.7%
Constellation Brands, Inc. Class A (sub. vtg.)	116,400	26,530
Dr. Pepper Snapple Group, Inc.	88,600	10,488
Fever-Tree Drinks PLC	1,183,305	43,696
Kweichow Moutai Co. Ltd. (A Shares)	81,600	8,869
Molson Coors Brewing Co. Class B	923,000	69,530
Monster Beverage Corp. (a)	275,700	15,773
The Coca-Cola Co.	213,800	9,285
		184,171
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	706,825	133,187
Kroger Co.	1,054,500	25,245
Performance Food Group Co. (a)	427,100	12,749
Walmart, Inc.	2,252,100	200,369
		371,550
Food Products - 0.5%
Associated British Foods PLC	1,036,892	36,238
Greencore Group PLC	15,646,423	29,097
The Hershey Co.	630,000	62,345
The Simply Good Foods Co.	401,900	5,518
		133,198
Household Products - 0.2%
Reckitt Benckiser Group PLC	619,600	52,299
Personal Products - 1.5%
Coty, Inc. Class A	2,225,600	40,728
Estee Lauder Companies, Inc. Class A	1,603,302	240,046
Kao Corp.	147,100	11,033
L'Oreal SA	223,101	50,332
Shiseido Co. Ltd.	163,900	10,494
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,029,300	58,099
		410,732
Tobacco - 0.5%
British American Tobacco PLC sponsored ADR	935,800	53,986
Philip Morris International, Inc.	993,800	98,784
		152,770

TOTAL CONSUMER STAPLES		1,304,720

ENERGY - 5.7%
Energy Equipment & Services - 0.4%
Baker Hughes, a GE Co. Class A	58,800	1,633
Borr Drilling Ltd. (a)	15,662,000	77,817
FTS International, Inc. (a)	109,700	2,017
Oceaneering International, Inc.	1,829,917	33,927
		115,394
Oil, Gas & Consumable Fuels - 5.3%
Anadarko Petroleum Corp.	1,700,046	102,700
Apache Corp.	118,431	4,557
Birchcliff Energy Ltd.	3,138,874	9,088
Birchcliff Energy Ltd. (a)(c)	585,400	1,695
Cabot Oil & Gas Corp.	2,288,980	54,890
Canadian Natural Resources Ltd.	973,300	30,596
Centennial Resource Development, Inc.:
Class A (a)	1,224,500	22,470
Class A (a)	2,485,018	45,600
Class A (a)(e)	555,400	10,192
Cheniere Energy, Inc. (a)	840,700	44,935
Chevron Corp.	1,357,800	154,844
Cimarex Energy Co.	374,400	35,006
Concho Resources, Inc. (a)	206,400	31,028
Concho Resources, Inc. (a)	25,680	3,860
ConocoPhillips Co.	2,609,700	154,729
Continental Resources, Inc. (a)	737,019	43,447
Diamondback Energy, Inc. (a)	967,982	122,469
EOG Resources, Inc.	791,400	83,311
Golar LNG Ltd. (b)	1,608,700	44,014
GoviEx Uranium, Inc. (a)	851,865	132
GoviEx Uranium, Inc. (a)(c)	23,200	4
GoviEx Uranium, Inc. Class A (a)(c)	2,625,135	408
Hess Corp.	67,100	3,397
Marathon Petroleum Corp.	70,000	5,118
Noble Energy, Inc.	1,454,861	44,082
Phillips 66 Co.	402,000	38,560
Pioneer Natural Resources Co.	397,800	68,334
PrairieSky Royalty Ltd.	416,000	9,096
Reliance Industries Ltd.	3,273,950	44,761
Southwestern Energy Co. (a)	1,797,800	7,784
Suncor Energy, Inc.	98,500	3,401
The Williams Companies, Inc.	3,918,700	97,419
Valero Energy Corp.	208,074	19,303
Whiting Petroleum Corp. (a)	500,000	16,920
Williams Partners LP	3,229,952	111,207
		1,469,357

TOTAL ENERGY		1,584,751

FINANCIALS - 15.8%
Banks - 8.4%
Bank of America Corp.	21,949,927	658,278
Citigroup, Inc.	5,877,300	396,718
First Republic Bank	650,200	60,215
HDFC Bank Ltd. sponsored ADR	1,776,272	175,442
JPMorgan Chase & Co.	3,097,100	340,588
Kotak Mahindra Bank Ltd. (a)	1,622,972	26,252
M&T Bank Corp.	284,712	52,490
Metro Bank PLC (a)	1,189,532	58,646
PNC Financial Services Group, Inc.	1,467,065	221,879
Royal Bank of Canada	186,500	14,406
SunTrust Banks, Inc.	1,243,800	84,628
The Toronto-Dominion Bank	353,100	20,037
U.S. Bancorp	3,131,014	158,116
Wells Fargo & Co.	752,500	39,439
		2,307,134
Capital Markets - 1.8%
Ameriprise Financial, Inc.	42,800	6,332
Bank of New York Mellon Corp.	760,439	39,185
BlackRock, Inc. Class A	87,500	47,401
Charles Schwab Corp.	1,697,800	88,659
CME Group, Inc.	11,700	1,892
Goldman Sachs Group, Inc.	33,400	8,412
IntercontinentalExchange, Inc.	216,400	15,693
KKR & Co. LP	2,538,328	51,528
Morgan Stanley	2,270,000	122,489
MSCI, Inc.	272,209	40,687
S&P Global, Inc.	225,990	43,178
The NASDAQ OMX Group, Inc.	421,400	36,333
		501,789
Consumer Finance - 0.1%
Green Dot Corp. Class A (a)	15,800	1,014
Synchrony Financial	1,114,900	37,383
		38,397
Diversified Financial Services - 2.4%
Berkshire Hathaway, Inc. Class A (a)	2,240	669,984
Insurance - 3.1%
Admiral Group PLC	673,869	17,434
AIA Group Ltd.	8,224,200	70,306
American International Group, Inc.	2,790,100	151,837
Arch Capital Group Ltd. (a)	451,800	38,670
Chubb Ltd.	1,296,988	177,389
Fairfax Financial Holdings Ltd. (sub. vtg.)	67,300	34,115
First American Financial Corp.	1,014,400	59,525
FNF Group	2,216,500	88,704
MetLife, Inc.	2,086,900	95,768
The Travelers Companies, Inc.	767,300	106,547
		840,295
Thrifts & Mortgage Finance - 0.0%
Radian Group, Inc.	451,789	8,602

TOTAL FINANCIALS		4,366,201

HEALTH CARE - 9.9%
Biotechnology - 2.0%
AbbVie, Inc.	565,100	53,487
Agios Pharmaceuticals, Inc. (a)	898,962	73,517
Alnylam Pharmaceuticals, Inc. (a)	30,500	3,633
Amgen, Inc.	662,999	113,028
AnaptysBio, Inc. (a)	86,300	8,982
Arena Pharmaceuticals, Inc. (a)	241,100	9,523
Array BioPharma, Inc. (a)	198,500	3,240
bluebird bio, Inc. (a)	40,000	6,830
Blueprint Medicines Corp. (a)	32,000	2,934
FibroGen, Inc. (a)	278,203	12,853
Genmab A/S (a)	144,695	31,174
Gilead Sciences, Inc.	904,300	68,175
Insmed, Inc. (a)	178,000	4,009
Intrexon Corp. (a)(b)	679,746	10,421
Neurocrine Biosciences, Inc. (a)	174,760	14,493
Olivo Labs (a)(e)(f)	630,333	0
Regeneron Pharmaceuticals, Inc. (a)	60,600	20,868
Sage Therapeutics, Inc. (a)	75,800	12,209
Sarepta Therapeutics, Inc. (a)	23,000	1,704
Vertex Pharmaceuticals, Inc. (a)	621,100	101,227
		552,307
Health Care Equipment & Supplies - 2.3%
Abiomed, Inc. (a)	27,800	8,090
Baxter International, Inc.	1,012,700	65,866
Becton, Dickinson & Co.	456,904	99,011
Boston Scientific Corp. (a)	6,552,624	179,018
Danaher Corp.	803,600	78,680
DexCom, Inc. (a)	793,400	58,839
Edwards Lifesciences Corp. (a)	230,300	32,131
I-Pulse, Inc. (a)(f)	58,562	305
Intuitive Surgical, Inc. (a)	190,500	78,644
Penumbra, Inc. (a)	39,700	4,591
ResMed, Inc.	76,843	7,567
		612,742
Health Care Providers & Services - 2.7%
Anthem, Inc.	7,300	1,604
HealthEquity, Inc. (a)	168,900	10,225
Henry Schein, Inc. (a)	722,562	48,563
Humana, Inc.	173,800	46,723
National Vision Holdings, Inc.	1,093,500	35,331
UnitedHealth Group, Inc.	2,539,700	543,496
Universal Health Services, Inc. Class B	500,200	59,229
		745,171
Health Care Technology - 0.2%
Castlight Health, Inc. (a)	1,325,100	4,837
Cerner Corp. (a)	768,530	44,575
Veeva Systems, Inc. Class A (a)	153,700	11,223
		60,635
Life Sciences Tools & Services - 2.1%
Agilent Technologies, Inc.	1,239,420	82,917
Bruker Corp.	928,260	27,774
Eurofins Scientific SA	349,142	184,299
Mettler-Toledo International, Inc. (a)	236,000	135,707
PRA Health Sciences, Inc. (a)	151,300	12,552
Thermo Fisher Scientific, Inc.	520,569	107,477
Waters Corp. (a)	164,291	32,636
		583,362
Pharmaceuticals - 0.6%
Catalent, Inc. (a)	192,724	7,913
GlaxoSmithKline PLC	3,932,300	76,369
Ipsen SA	12,100	1,878
Nektar Therapeutics (a)	625,900	66,508
resTORbio, Inc. (a)	70,200	673
resTORbio, Inc.	935,784	8,068
Teva Pharmaceutical Industries Ltd. sponsored ADR	712,000	12,168
Zoetis, Inc. Class A	42,800	3,574
		177,151

TOTAL HEALTH CARE		2,731,368

INDUSTRIALS - 8.2%
Aerospace & Defense - 2.2%
General Dynamics Corp.	940,500	207,756
Harris Corp.	44,400	7,161
Northrop Grumman Corp.	679,754	237,316
Raytheon Co.	101,800	21,970
Space Exploration Technologies Corp.:
Class A (a)(e)(f)	247,745	41,869
Class C (e)(f)	4,546	768
Teledyne Technologies, Inc. (a)	255,400	47,803
The Boeing Co.	124,400	40,788
TransDigm Group, Inc.	11,500	3,530
		608,961
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	854,200	80,047
Expeditors International of Washington, Inc.	53,100	3,361
FedEx Corp.	136,163	32,694
XPO Logistics, Inc. (a)	348,700	35,501
		151,603
Airlines - 1.0%
Azul SA sponsored ADR	99,600	3,461
Ryanair Holdings PLC sponsored ADR (a)	1,678,940	206,258
Southwest Airlines Co.	1,098,300	62,911
		272,630
Building Products - 1.0%
A.O. Smith Corp.	224,090	14,250
Fortune Brands Home & Security, Inc.	506,389	29,821
Jeld-Wen Holding, Inc. (a)	652,800	19,989
Masco Corp.	1,991,800	80,548
Toto Ltd.	2,600,300	137,096
		281,704
Commercial Services & Supplies - 0.4%
Cintas Corp.	177,576	30,291
KAR Auction Services, Inc.	990,600	53,691
Stericycle, Inc. (a)	439,500	25,724
TulCo LLC (d)(e)(f)	17,377	6,082
		115,788
Electrical Equipment - 0.3%
AMETEK, Inc.	156,000	11,851
Fortive Corp.	1,040,534	80,662
		92,513
Industrial Conglomerates - 0.7%
3M Co.	331,600	72,793
General Electric Co.	8,071,200	108,800
Roper Technologies, Inc.	23,000	6,456
		188,049
Machinery - 1.1%
Caterpillar, Inc.	173,100	25,511
Deere & Co.	504,900	78,421
Gardner Denver Holdings, Inc.	362,500	11,122
IDEX Corp.	13,000	1,853
Illinois Tool Works, Inc.	270,300	42,345
PACCAR, Inc.	383,600	25,383
Parker Hannifin Corp.	140,600	24,047
Pentair PLC	535,700	36,497
Rational AG	55,300	34,770
Rexnord Corp. (a)	263,053	7,807
Xylem, Inc.	22,400	1,723
		289,479
Professional Services - 0.2%
CoStar Group, Inc. (a)	16,600	6,020
FTI Consulting, Inc. (a)	54,593	2,643
Manpower, Inc.	22,100	2,544
Recruit Holdings Co. Ltd.	298,300	7,414
SR Teleperformance SA	12,000	1,860
TransUnion Holding Co., Inc. (a)	833,962	47,352
		67,833
Road & Rail - 0.2%
CSX Corp.	356,900	19,883
Genesee & Wyoming, Inc. Class A (a)	556,500	39,395
		59,278
Trading Companies & Distributors - 0.5%
Air Lease Corp. Class A (c)	320,800	13,672
Bunzl PLC	1,760,129	51,735
United Rentals, Inc. (a)	261,400	45,152
W.W. Grainger, Inc.	58,800	16,597
		127,156

TOTAL INDUSTRIALS		2,254,994

INFORMATION TECHNOLOGY - 30.5%
Communications Equipment - 1.2%
Arista Networks, Inc. (a)	252,404	64,439
Cisco Systems, Inc.	5,930,300	254,351
		318,790
Electronic Equipment & Components - 1.7%
Amphenol Corp. Class A	4,692,469	404,162
CDW Corp.	669,818	47,095
Dolby Laboratories, Inc. Class A	186,942	11,882
Keyence Corp.	2,900	1,800
		464,939
Internet Software & Services - 10.2%
Akamai Technologies, Inc. (a)	1,063,800	75,509
Alibaba Group Holding Ltd. sponsored ADR (a)	134,000	24,594
Alphabet, Inc.:
Class A (a)	795,058	824,586
Class C (a)	215,600	222,454
CarGurus, Inc. Class A (b)	231,792	8,917
Cloudera, Inc.	446,008	9,625
Coupa Software, Inc. (a)	96,200	4,389
Dropbox, Inc.:
Class A (a)(b)	137,600	4,300
Class B	1,167,414	32,834
eBay, Inc. (a)	1,760,000	70,822
Facebook, Inc. Class A (a)	7,692,261	1,229,146
GoDaddy, Inc. (a)	1,089,800	66,936
GrubHub, Inc.(a)	38,000	3,856
LogMeIn, Inc.	652,244	75,367
MercadoLibre, Inc.	30,400	10,834
MuleSoft, Inc. Class A	95,800	4,213
New Relic, Inc. (a)	220,300	16,329
Nutanix, Inc. Class B (c)	783,938	38,499
Okta, Inc.	410,400	16,354
Shopify, Inc. Class A (a)	189,700	23,606
SurveyMonkey (a)(e)(f)	2,069,881	21,672
Tencent Holdings Ltd.	706,800	37,941
Twitter, Inc. (a)	53,000	1,538
Wix.com Ltd. (a)	11,900	947
		2,825,268
IT Services - 5.5%
Accenture PLC Class A	196,140	30,107
ASAC II LP (a)(e)(f)	9,408,021	1,581
EPAM Systems, Inc. (a)	114,500	13,113
Fidelity National Information Services, Inc.	416,230	40,083
First Data Corp. Class A (a)	4,932,203	78,915
Fiserv, Inc. (a)	1,252,314	89,303
FleetCor Technologies, Inc. (a)	246,200	49,856
Global Payments, Inc.	319,292	35,607
Leidos Holdings, Inc.	1,167,300	76,341
MasterCard, Inc. Class A	882,548	154,587
PayPal Holdings, Inc. (a)	4,763,314	361,393
Visa, Inc. Class A	4,813,367	575,775
Worldpay, Inc. (a)	21,200	1,743
		1,508,404
Semiconductors & Semiconductor Equipment - 1.4%
Analog Devices, Inc.	93,200	8,493
Applied Materials, Inc.	409,770	22,787
First Solar, Inc. (a)	168,400	11,953
Intel Corp.	352,800	18,374
NVIDIA Corp.	568,800	131,728
Qualcomm, Inc.	2,450,600	135,788
SolarEdge Technologies, Inc. (a)	38,100	2,004
Texas Instruments, Inc.	530,639	55,128
		386,255
Software - 10.4%
Activision Blizzard, Inc.	5,753,532	388,133
Adobe Systems, Inc. (a)	2,533,986	547,544
ANSYS, Inc. (a)	383,200	60,044
Aspen Technology, Inc. (a)	548,600	43,279
Atlassian Corp. PLC (a)	643,250	34,684
Black Knight, Inc. (a)	862,250	40,612
CDK Global, Inc.	224,594	14,226
Constellation Software, Inc.	18,700	12,688
Electronic Arts, Inc. (a)	864,200	104,776
Intuit, Inc.	293,317	50,847
Microsoft Corp.	7,592,131	692,934
Parametric Technology Corp. (a)	225,500	17,591
Paycom Software, Inc. (a)	260,981	28,027
Qualys, Inc. (a)	5,900	429
Red Hat, Inc. (a)	313,668	46,897
RingCentral, Inc. (a)	274,700	17,443
Salesforce.com, Inc. (a)	4,166,100	484,517
SS&C Technologies Holdings, Inc.	445,824	23,914
Tanium, Inc. Class B (e)(f)	692,100	4,270
Trion World, Inc. (a)(e)(f)	702,569	0
Trion World, Inc. warrants 10/3/18 (a)(e)(f)	27,981	0
Ultimate Software Group, Inc. (a)	405,203	98,748
Workday, Inc. Class A (a)	1,105,525	140,523
Zendesk, Inc. (a)	117,951	5,646
Zscaler, Inc. (a)	55,900	1,569
		2,859,341
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.	99,454	16,686
HP, Inc.	681,300	14,934
Logitech International SA	136,896	5,028
Pure Storage, Inc. Class A (a)	156,025	3,113
		39,761

TOTAL INFORMATION TECHNOLOGY		8,402,758

MATERIALS - 2.5%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	288,800	45,928
DowDuPont, Inc.	1,902,200	121,189
LyondellBasell Industries NV Class A	250,200	26,441
Nutrien Ltd.	723,720	34,204
Sherwin-Williams Co.	195,800	76,777
The Scotts Miracle-Gro Co. Class A	184,200	15,795
Westlake Chemical Corp.	273,300	30,377
		350,711
Containers & Packaging - 0.1%
WestRock Co.	675,206	43,328
Metals & Mining - 1.1%
ArcelorMittal SA Class A unit (a)	252,900	8,045
Arizona Mining, Inc. (a)	587,892	1,848
B2Gold Corp. (a)	33,019,132	90,470
Franco-Nevada Corp.	1,299,861	88,685
Freeport-McMoRan, Inc.	659,800	11,593
Glencore Xstrata PLC	310,507	1,541
Ivanhoe Mines Ltd. (a)	7,931,000	16,744
Kirkland Lake Gold Ltd.	819,952	12,710
Newcrest Mining Ltd.	2,180,067	32,881
Novagold Resources, Inc. (a)	3,369,572	14,594
Nucor Corp.	155,800	9,518
POSCO	9,875	3,026
Steel Dynamics, Inc.	73,400	3,246
		294,901

TOTAL MATERIALS		688,940

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp.	736,675	107,068
Real Estate Management & Development - 0.2%
Five Point Holdings LLC Class A (a)	552,300	7,876
Realogy Holdings Corp.	1,812,200	49,437
		57,313

TOTAL REAL ESTATE		164,381

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	2,679,200	128,119
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	343,000	20,937

TOTAL TELECOMMUNICATION SERVICES		149,056

UTILITIES - 1.7%
Electric Utilities - 1.7%
Alliant Energy Corp.	1,739,000	71,056
Duke Energy Corp.	1,403,500	108,729
Exelon Corp.	2,076,800	81,016
IDACORP, Inc.	400,000	35,308
Southern Co.	1,709,900	76,364
Xcel Energy, Inc.	1,942,200	88,331
		460,804
TOTAL COMMON STOCKS
(Cost $15,602,499)		26,369,795

Preferred Stocks - 1.6%
Convertible Preferred Stocks - 1.2%
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(e)(f)	7,091,632	142
Leisure Products - 0.1%
Peloton Interactive, Inc. Series E (e)(f)	692,463	19,749
Textiles, Apparel & Luxury Goods - 0.1%
Bolt Threads, Inc. Series D (e)(f)	1,324,673	21,247
TOTAL CONSUMER DISCRETIONARY		41,138
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series F (e)(f)	21,314	7,536
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (a)(e)(f)	10,791,166	30,863
HEALTH CARE - 0.2%
Biotechnology - 0.2%
23andMe, Inc.:
Series E (a)(e)(f)	166,247	2,352
Series F (e)(f)	462,756	6,548
Intarcia Therapeutics, Inc. Series CC (a)(e)(f)	516,522	30,991
		39,891
Health Care Providers & Services - 0.0%
Mulberry Health, Inc. Series A8 (a)(e)(f)	1,159,721	8,274
TOTAL HEALTH CARE		48,165
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(e)(f)	145,254	24,548
Series H (e)(f)	42,094	7,114
		31,662
INFORMATION TECHNOLOGY - 0.6%
Internet Software & Services - 0.6%
Lyft, Inc. Series H (e)(f)	697,377	27,718
Pinterest, Inc.:
Series E, 8.00% (a)(e)(f)	13,203,155	75,918
Series F, 8.00% (a)(e)(f)	8,808,645	50,650
Series G, 8.00% (a)(e)(f)	1,676,465	9,640
		163,926
Software - 0.0%
Magic Leap, Inc. Series D (e)(f)	555,556	15,000
TOTAL INFORMATION TECHNOLOGY		178,926
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Series F (a)(e)(f)	35,018	1,814

TOTAL CONVERTIBLE PREFERRED STOCKS		340,104

Nonconvertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Porsche Automobil Holding SE (Germany)	750,798	62,358
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Sartorius AG (non-vtg.)	357,200	49,885

TOTAL NONCONVERTIBLE PREFERRED STOCKS		112,243

TOTAL PREFERRED STOCKS
(Cost $343,559)		452,347
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.1%
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World, Inc. 10% 10/10/19 pay-in-kind (e)(f)(g)	298	103
Nonconvertible Bonds - 0.1%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Pacific Drilling SA 5.375% 6/1/20 (c)(h)	39,145	12,918
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Valeant Pharmaceuticals International, Inc.:
6.125% 4/15/25 (c)	15,350	13,247
9% 12/15/25 (c)	15,888	15,789
		29,036

TOTAL NONCONVERTIBLE BONDS		41,954

TOTAL CORPORATE BONDS
(Cost $57,433)		42,057
	Shares	Value (000s)

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f)
(Cost $50,430)	50,430,153	46,900

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 1.72% (i)	757,555,885	757,707
Fidelity Securities Lending Cash Central Fund 1.72% (i)(j)	91,064,310	91,083
TOTAL MONEY MARKET FUNDS
(Cost $848,745)		848,790
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $16,902,666)		27,759,889
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(167,855)
NET ASSETS - 100%		$27,592,034

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $98,188,000 or 0.4% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $506,579,000 or 1.8% of net assets.

 (f) Level 3 security

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Non-income producing - Security is in default.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series E	6/18/15	$1,800
23andMe, Inc. Series F	8/31/17	$6,425
ASAC II LP	10/10/13	$725
Blu Homes, Inc. Series A, 5.00%	6/10/13 - 12/30/14	$32,763
Bolt Threads, Inc. Series D	12/13/17	$21,247
Centennial Resource Development, Inc. Class A	12/28/16	$8,076
Intarcia Therapeutics, Inc. Series CC	11/14/12	$7,040
Lyft, Inc. Series H	11/22/17	$27,718
Magic Leap, Inc. Series D	10/6/17	$15,000
Mulberry Health, Inc. Series A8	1/20/16	$7,834
Olivo Labs	2/8/17	$763
Oportun Finance Corp. Series H	2/6/15	$30,726
Peloton Interactive, Inc. Series E	3/31/17	$15,000
Pinterest, Inc. Series E, 8.00%	10/23/13	$38,370
Pinterest, Inc. Series F, 8.00%	5/15/14	$29,923
Pinterest, Inc. Series G, 8.00%	2/27/15	$12,035
Roofoods Ltd. Series F	9/12/17	$7,536
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$25,597
Space Exploration Technologies Corp. Class C	9/11/17	$614
Space Exploration Technologies Corp. Series G	1/20/15	$11,251
Space Exploration Technologies Corp. Series H	8/4/17	$5,682
SurveyMonkey	12/15/14	$34,050
Tanium, Inc. Class B	4/21/17	$3,436
Trion World, Inc.	8/22/08 - 3/20/13	$3,834
Trion World, Inc. warrants 10/3/18	10/10/13	$0
Trion World, Inc. 10% 10/10/19 pay-in-kind	10/10/13 - 10/10/17	$298
TulCo LLC	8/24/17	$6,082
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$50,430
Weinstein Co. Holdings LLC Class A-1	10/19/05	$2,299
WeWork Companies, Inc. Series F	12/1/16	$1,758
WME Entertainment Parent, LLC Class A	8/16/16	$25,816

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2,950
Fidelity Securities Lending Cash Central Fund	399
Total	$3,349

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$4,365,318	$4,264,147	$26,731	$74,440
Consumer Staples	1,312,256	1,194,322	110,398	7,536
Energy	1,584,751	1,462,173	122,578	--
Financials	4,397,064	4,269,643	96,558	30,863
Health Care	2,829,418	2,665,337	115,611	48,470
Industrials	2,286,656	2,206,275	--	80,381
Information Technology	8,581,684	8,304,460	70,775	206,449
Materials	688,940	656,059	32,881	--
Real Estate	166,195	164,381	--	1,814
Telecommunication Services	149,056	149,056	--	--
Utilities	460,804	460,804	--	--
Corporate Bonds	42,057	--	41,954	103
Other	46,900	--	--	46,900
Money Market Funds	848,790	848,790	--	--
Total Investments in Securities:	$27,759,889	$26,645,447	$617,486	$496,956

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
Level 1 to Level 2	$277,649
Level 2 to Level 1	$57,930

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$504,148
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	10,280
Cost of Purchases	--
Proceeds of Sales	(17,472)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$496,956
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2018	$17,933

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$103	Recovery value	Recovery value	34.4%	Increase
Equities	$ 449,953	Market approach	Transaction price	$2.50 - $353.57 / $99.51	Increase
			Discount rate	39.0% - 50.0% / 44.1%	Decrease
		Market comparable	Transaction price	$60.00	Increase
			Enterprise value/Sales multiple (EV/S)	1.1 - 16.5 / 4.0	Increase
			Discount rate	23.0% - 25.0% / 24.6%	Decrease
			Enterprise value/EBITDA multiple (EV/EBITDA)	23.1	Increase
			Premium rate	108.0%	Increase
			Discount for lack of marketability	10.0% - 15.0% / 12.3%	Decrease
			Liquidity preference	$4.84	Increase
			Price/Earnings multiple (P/E)	14.6	Increase
		Recovery value	Recovery value	0.0% - 0.2% / 0.2%	Increase
		Discount cash flow	Discount rate	9.0%	Decrease
			Discount for lack of marketability	20.0%	Decrease
			Growth rate	3.0%	Increase
Other	$46,900	Market comparable	Proxy discount	7.0%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Opportunistic Insights Fund

March 31, 2018

O1T-QTLY-0518
1.951056.105

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
CONSUMER DISCRETIONARY - 14.7%
Auto Components - 0.0%
Autoliv, Inc. (a)	13,863	$2,023,166
Automobiles - 0.7%
BYD Co. Ltd. (H Shares)	624,000	4,968,864
Geely Automobile Holdings Ltd.	366,000	1,072,467
Guangzhou Automobile Group Co. Ltd. (H Shares)	234,000	434,619
Mahindra & Mahindra Ltd.	516,850	5,895,079
Maruti Suzuki India Ltd.	90,105	12,330,321
Subaru Corp.	10,900	357,204
Tesla, Inc. (b)	47,016	12,512,368
Thor Industries, Inc.	5,700	656,469
Toyota Motor Corp.	61,800	3,963,958
		42,191,349
Diversified Consumer Services - 0.4%
Chegg, Inc. (a)(b)	164,100	3,390,306
Weight Watchers International, Inc. (b)	298,700	19,033,164
		22,423,470
Hotels, Restaurants & Leisure - 2.1%
Accor SA	56,300	3,037,680
Boyd Gaming Corp.	22,400	713,664
Domino's Pizza, Inc.	7,900	1,845,124
Eldorado Resorts, Inc. (b)	20,900	689,700
Hilton Grand Vacations, Inc. (b)	43,800	1,884,276
Hilton Worldwide Holdings, Inc.	254,404	20,036,859
Las Vegas Sands Corp.	62,000	4,457,800
Marriott International, Inc. Class A	462,884	62,942,966
McDonald's Corp.	233,900	36,577,282
Planet Fitness, Inc. (b)	7,542	284,861
Shake Shack, Inc. Class A (b)	3,900	162,357
U.S. Foods Holding Corp. (b)	26,500	868,405
Wyndham Worldwide Corp.	4,800	549,264
		134,050,238
Household Durables - 0.2%
Lennar Corp. Class A	94,700	5,581,618
Mohawk Industries, Inc. (b)	32,307	7,502,332
Roku, Inc. Class A	39,800	1,237,780
		14,321,730
Internet & Direct Marketing Retail - 8.4%
Amazon.com, Inc. (b)	250,317	362,293,807
ASOS PLC (b)	12,600	1,230,375
Netflix, Inc. (b)	446,399	131,843,945
Start Today Co. Ltd.	90,100	2,406,505
The Booking Holdings, Inc. (b)	12,850	26,733,012
		524,507,644
Media - 0.8%
Comcast Corp. Class A	37,100	1,267,707
Liberty Broadband Corp. Class A (b)	12,484	1,058,643
Liberty Media Corp.:
Liberty Formula One Group Series C (a)(b)	556,943	17,181,692
Liberty SiriusXM Series C (b)	531,296	21,703,442
Live Nation Entertainment, Inc. (b)	57,900	2,439,906
Sirius XM Holdings, Inc. (a)	1,442,312	9,000,027
		52,651,417
Multiline Retail - 0.5%
B&M European Value Retail S.A.	569,520	3,126,630
Dollar Tree, Inc. (b)	27,500	2,609,750
Ollie's Bargain Outlet Holdings, Inc. (b)	378,619	22,830,726
		28,567,106
Specialty Retail - 1.0%
Burlington Stores, Inc. (b)	5,200	692,380
Five Below, Inc. (b)	9,800	718,732
Home Depot, Inc.	289,500	51,600,480
TJX Companies, Inc.	103,127	8,411,038
		61,422,630
Textiles, Apparel & Luxury Goods - 0.6%
adidas AG	100,790	24,387,954
Kering SA	11,789	5,639,845
LVMH Moet Hennessy - Louis Vuitton SA	11,094	3,418,874
NIKE, Inc. Class B	29,000	1,926,760
PVH Corp.	4,000	605,720
Tapestry, Inc.	75,200	3,956,272
		39,935,425

TOTAL CONSUMER DISCRETIONARY		922,094,175

CONSUMER STAPLES - 2.6%
Beverages - 0.4%
Constellation Brands, Inc. Class A (sub. vtg.)	44,700	10,188,024
Dr. Pepper Snapple Group, Inc.	32,300	3,823,674
Kweichow Moutai Co. Ltd. (A Shares)	31,000	3,369,300
Monster Beverage Corp. (b)	103,800	5,938,398
The Coca-Cola Co.	83,066	3,607,556
		26,926,952
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	141,500	26,662,845
Performance Food Group Co. (b)	133,500	3,984,975
Walmart, Inc.	135,410	12,047,428
		42,695,248
Food Products - 0.0%
The Simply Good Foods Co.	115,400	1,584,442
Personal Products - 1.5%
Estee Lauder Companies, Inc. Class A	544,908	81,583,626
Kao Corp.	45,400	3,405,267
L'Oreal SA (b)	11,478	2,589,471
Shiseido Co. Ltd.	61,000	3,905,766
		91,484,130

TOTAL CONSUMER STAPLES		162,690,772

ENERGY - 2.5%
Energy Equipment & Services - 0.0%
Baker Hughes, a GE Co. Class A	21,700	602,609
FTS International, Inc. (b)	41,700	766,863
		1,369,472
Oil, Gas & Consumable Fuels - 2.5%
Apache Corp.	40,100	1,543,048
Birchcliff Energy Ltd.	1,116,400	3,232,174
Canadian Natural Resources Ltd.	356,000	11,191,058
Cenovus Energy, Inc.	191,800	1,633,132
Centennial Resource Development, Inc.:
Class A (b)	278,900	5,117,815
Class A (b)	803,175	14,738,261
Class A (b)(c)	129,800	2,381,830
Cheniere Energy, Inc. (b)	10,800	577,260
Concho Resources, Inc. (b)	77,300	11,620,509
ConocoPhillips Co.	42,200	2,502,038
Continental Resources, Inc. (b)	239,849	14,139,099
Diamondback Energy, Inc. (b)	112,318	14,210,473
Encana Corp.	50,000	549,928
EOG Resources, Inc.	209,024	22,003,956
Hess Corp.	24,900	1,260,438
Marathon Petroleum Corp.	25,800	1,886,238
Phillips 66 Co.	150,400	14,426,368
Pioneer Natural Resources Co.	7,300	1,253,994
PrairieSky Royalty Ltd.	153,900	3,365,051
Reliance Industries Ltd.	1,324,279	18,105,207
Suncor Energy, Inc.	29,700	1,025,616
Tamarack Valley Energy Ltd. (b)	1,103,700	2,398,696
Valero Energy Corp.	70,600	6,549,562
		155,711,751

TOTAL ENERGY		157,081,223

FINANCIALS - 19.8%
Banks - 11.5%
Bank of America Corp.	7,804,296	234,050,837
Citigroup, Inc.	2,144,527	144,755,573
HDFC Bank Ltd. sponsored ADR	388,441	38,366,318
JPMorgan Chase & Co.	1,820,210	200,168,494
Kotak Mahindra Bank Ltd. (b)	706,824	11,433,250
M&T Bank Corp.	110,233	20,322,556
Metro Bank PLC (b)	7,079	349,005
PNC Financial Services Group, Inc.	180,900	27,359,316
Royal Bank of Canada	63,200	4,881,953
The Toronto-Dominion Bank	135,200	7,672,195
U.S. Bancorp	150,200	7,585,100
Wells Fargo & Co.	496,994	26,047,456
		722,992,053
Capital Markets - 3.4%
Ameriprise Financial, Inc.	11,600	1,716,104
Bank of New York Mellon Corp.	282,900	14,577,837
BlackRock, Inc. Class A	50,753	27,493,915
Charles Schwab Corp.	653,400	34,120,548
CME Group, Inc.	4,200	679,308
Goldman Sachs Group, Inc.	12,200	3,072,692
IntercontinentalExchange, Inc.	104,500	7,578,340
Morgan Stanley	1,610,810	86,919,308
MSCI, Inc.	93,712	14,007,133
Oaktree Capital Group LLC Class A	174,090	6,893,964
S&P Global, Inc.	71,616	13,682,953
St. James's Place Capital PLC	86,200	1,313,998
		212,056,100
Consumer Finance - 0.2%
Green Dot Corp. Class A (b)	3,600	230,976
Synchrony Financial	410,700	13,770,771
		14,001,747
Diversified Financial Services - 4.1%
Berkshire Hathaway, Inc. Class A (b)	861	257,525,100
Insurance - 0.6%
Admiral Group PLC	233,344	6,036,917
Chubb Ltd.	101,605	13,896,516
Fairfax Financial Holdings Ltd. (sub. vtg.)	11,700	5,930,779
Marsh & McLennan Companies, Inc.	31,778	2,624,545
The Travelers Companies, Inc.	87,800	12,191,908
		40,680,665

TOTAL FINANCIALS		1,247,255,665

HEALTH CARE - 8.5%
Biotechnology - 2.5%
AbbVie, Inc.	215,200	20,368,680
Aduro Biotech, Inc. (b)	14,752	137,194
Agios Pharmaceuticals, Inc. (b)	81,597	6,673,003
Alnylam Pharmaceuticals, Inc. (b)	11,700	1,393,470
Amgen, Inc.	33,662	5,738,698
AnaptysBio, Inc. (b)	26,000	2,706,080
Arena Pharmaceuticals, Inc. (b)	57,500	2,271,250
Array BioPharma, Inc. (b)	72,600	1,184,832
bluebird bio, Inc. (b)	9,300	1,587,975
Blueprint Medicines Corp. (b)	4,700	430,990
FibroGen, Inc. (b)	106,637	4,926,629
Genmab A/S (b)	47,213	10,171,802
Gilead Sciences, Inc.	346,600	26,130,174
Insmed, Inc. (b)	53,800	1,211,576
Intrexon Corp. (a)(b)	160,267	2,456,893
Neurocrine Biosciences, Inc. (b)	183,842	15,246,017
Regeneron Pharmaceuticals, Inc. (b)	28,400	9,779,824
Sage Therapeutics, Inc. (b)	21,300	3,430,791
Sarepta Therapeutics, Inc. (b)	8,500	629,765
Vertex Pharmaceuticals, Inc. (b)	239,800	39,082,604
		155,558,247
Health Care Equipment & Supplies - 1.7%
Abiomed, Inc. (b)	9,400	2,735,306
Baxter International, Inc.	381,100	24,786,744
Becton, Dickinson & Co.	33,618	7,285,021
Boston Scientific Corp. (b)	688,000	18,796,160
Danaher Corp.	156,934	15,365,408
Edwards Lifesciences Corp. (b)	83,600	11,663,872
Intuitive Surgical, Inc. (b)	52,154	21,530,736
Penumbra, Inc. (b)	23,198	2,682,849
ResMed, Inc.	49,004	4,825,424
		109,671,520
Health Care Providers & Services - 2.6%
Anthem, Inc.	2,700	593,190
HealthEquity, Inc. (b)	110,105	6,665,757
Humana, Inc.	65,681	17,657,023
National Vision Holdings, Inc.	107,400	3,470,094
UnitedHealth Group, Inc.	640,166	136,995,524
		165,381,588
Health Care Technology - 0.1%
Veeva Systems, Inc. Class A (b)	50,710	3,702,844
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	108,855	7,282,400
Mettler-Toledo International, Inc. (b)	72,906	41,923,137
PRA Health Sciences, Inc. (b)	45,152	3,745,810
Thermo Fisher Scientific, Inc.	44,600	9,208,116
Waters Corp. (b)	19,265	3,826,992
		65,986,455
Pharmaceuticals - 0.5%
Ipsen SA	4,500	698,496
Nektar Therapeutics (b)	233,500	24,811,710
resTORbio, Inc. (b)	26,420	253,104
Teva Pharmaceutical Industries Ltd. sponsored ADR	272,600	4,658,734
Zoetis, Inc. Class A	15,700	1,311,107
		31,733,151

TOTAL HEALTH CARE		532,033,805

INDUSTRIALS - 6.4%
Aerospace & Defense - 1.3%
General Dynamics Corp.	42,817	9,458,275
Harris Corp.	16,500	2,661,120
Northrop Grumman Corp.	84,920	29,647,270
Raytheon Co.	55,100	11,891,682
Space Exploration Technologies Corp.:
Class A (b)(c)(d)	16,000	2,704,000
Class C (c)(d)	687	116,103
The Boeing Co.	69,300	22,722,084
TransDigm Group, Inc.	4,300	1,319,842
		80,520,376
Air Freight & Logistics - 0.6%
Expeditors International of Washington, Inc.	19,900	1,259,670
FedEx Corp.	99,000	23,770,890
XPO Logistics, Inc. (b)	126,758	12,905,232
		37,935,792
Airlines - 0.5%
Azul SA sponsored ADR	31,195	1,084,026
Ryanair Holdings PLC sponsored ADR (b)	232,957	28,618,767
Southwest Airlines Co.	90,800	5,201,024
		34,903,817
Building Products - 0.8%
A.O. Smith Corp.	67,274	4,277,954
Jeld-Wen Holding, Inc. (b)	238,500	7,302,870
Masco Corp.	720,660	29,143,490
Toto Ltd.	170,900	9,010,375
		49,734,689
Commercial Services & Supplies - 0.2%
Cintas Corp.	61,493	10,489,476
TulCo LLC (c)(d)(e)	6,639	2,323,650
		12,813,126
Electrical Equipment - 0.6%
AMETEK, Inc.	63,000	4,786,110
Fortive Corp.	439,673	34,083,451
		38,869,561
Industrial Conglomerates - 0.5%
3M Co.	127,752	28,044,119
Roper Technologies, Inc.	7,500	2,105,175
		30,149,294
Machinery - 1.3%
Caterpillar, Inc.	65,300	9,623,914
Deere & Co.	196,741	30,557,812
Gardner Denver Holdings, Inc.	125,000	3,835,000
IDEX Corp.	4,400	627,044
Illinois Tool Works, Inc.	91,934	14,402,380
PACCAR, Inc.	121,143	8,016,032
Parker Hannifin Corp.	57,100	9,765,813
Rational AG	1,800	1,131,768
Rexnord Corp. (b)	69,091	2,050,621
Xylem, Inc.	38,800	2,984,496
		82,994,880
Professional Services - 0.4%
CoStar Group, Inc. (b)	6,163	2,235,197
FTI Consulting, Inc. (b)	19,000	919,790
Manpower, Inc.	7,800	897,780
Recruit Holdings Co. Ltd.	119,900	2,979,893
RELX PLC	33,700	692,668
SR Teleperformance SA	4,600	713,169
TransUnion Holding Co., Inc. (b)	266,985	15,159,408
		23,597,905
Road & Rail - 0.1%
CSX Corp.	120,200	6,696,342
Union Pacific Corp.	4,900	658,707
		7,355,049
Trading Companies & Distributors - 0.1%
Fastenal Co.	11,817	645,090
W.W. Grainger, Inc.	21,700	6,125,259
		6,770,349

TOTAL INDUSTRIALS		405,644,838

INFORMATION TECHNOLOGY - 37.5%
Communications Equipment - 0.4%
Arista Networks, Inc. (b)	104,198	26,601,749
Electronic Equipment & Components - 1.9%
Amphenol Corp. Class A	1,292,402	111,314,584
CDW Corp.	31,400	2,207,734
Dolby Laboratories, Inc. Class A	64,504	4,099,874
Keyence Corp.	2,300	1,427,489
		119,049,681
Internet Software & Services - 13.7%
Alibaba Group Holding Ltd. sponsored ADR (b)	77,232	14,175,161
Alphabet, Inc.:
Class A (b)	131,561	136,447,176
Class C (b)	134,443	138,716,943
CarGurus, Inc. Class A (a)	72,100	2,773,687
Cloudera, Inc.	102,340	2,208,497
Coupa Software, Inc. (b)	34,000	1,551,080
Dropbox, Inc.:
Class A (b)	31,300	978,125
Class B	263,160	7,401,375
eBay, Inc. (b)	692,398	27,862,096
Facebook, Inc. Class A (b)	2,808,494	448,769,253
GoDaddy, Inc. (b)	56,100	3,445,662
GrubHub, Inc. (a)(b)	13,800	1,400,286
LogMeIn, Inc.	130,039	15,026,006
MercadoLibre, Inc.	11,400	4,062,846
MuleSoft, Inc. Class A	29,700	1,306,206
New Relic, Inc. (b)	69,100	5,121,692
Nutanix, Inc. Class B (f)	171,960	8,444,956
Okta, Inc.	85,728	3,416,261
Shopify, Inc. Class A (b)	60,500	7,528,513
SurveyMonkey (b)(c)(d)	458,038	4,795,658
Tencent Holdings Ltd.	431,400	23,157,366
Twitter, Inc. (b)	19,500	565,695
Wix.com Ltd. (b)	2,700	214,785
		859,369,325
IT Services - 6.1%
Accenture PLC Class A	71,157	10,922,600
ASAC II LP (b)(c)(d)	1,788,160	300,411
EPAM Systems, Inc. (b)	38,855	4,449,675
Fiserv, Inc. (b)	92,800	6,617,568
FleetCor Technologies, Inc. (b)	23,600	4,779,000
Global Payments, Inc.	130,496	14,552,914
Leidos Holdings, Inc.	10,057	657,728
MasterCard, Inc. Class A	745,510	130,583,532
PayPal Holdings, Inc. (b)	1,389,601	105,429,028
Visa, Inc. Class A	894,660	107,019,229
Worldpay, Inc. (b)	7,800	641,472
		385,953,157
Semiconductors & Semiconductor Equipment - 1.7%
Analog Devices, Inc.	67,686	6,168,225
Applied Materials, Inc.	263,949	14,678,204
First Solar, Inc. (b)	61,400	4,358,172
Intel Corp.	132,100	6,879,768
NVIDIA Corp.	225,208	52,155,921
SolarEdge Technologies, Inc. (b)	14,000	736,400
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	62,857	2,750,622
Texas Instruments, Inc.	179,355	18,633,191
		106,360,503
Software - 13.0%
Activision Blizzard, Inc.	1,025,789	69,199,726
Adobe Systems, Inc. (b)	765,069	165,316,110
Atlassian Corp. PLC (b)	199,585	10,761,623
Black Knight, Inc. (b)	57,200	2,694,120
CDK Global, Inc.	84,440	5,348,430
Constellation Software, Inc.	7,500	5,088,776
Electronic Arts, Inc. (b)	307,200	37,244,928
Intuit, Inc.	99,191	17,194,760
Microsoft Corp.	1,536,300	140,218,101
Parametric Technology Corp. (b)	80,400	6,272,004
Paycom Software, Inc. (a)(b)	92,907	9,977,283
Qualys, Inc. (b)	1,500	109,125
Red Hat, Inc. (b)	124,862	18,668,118
RingCentral, Inc. (b)	133,949	8,505,762
Salesforce.com, Inc. (b)	1,929,886	224,445,742
Snap, Inc. Class A (a)(b)	71,877	1,140,688
SS&C Technologies Holdings, Inc.	158,013	8,475,817
Tanium, Inc. Class B (c)(d)	165,100	1,018,667
Ultimate Software Group, Inc. (b)	115,310	28,101,047
Workday, Inc. Class A (b)	442,387	56,231,812
Zendesk, Inc. (b)	32,100	1,536,627
Zscaler, Inc. (b)	12,800	359,296
		817,908,562
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.	187,321	31,428,717
HP, Inc.	250,700	5,495,344
Logitech International SA	46,900	1,722,637
Pure Storage, Inc. Class A (b)	48,502	967,615
Xaar PLC	175,812	827,559
		40,441,872

TOTAL INFORMATION TECHNOLOGY		2,355,684,849

MATERIALS - 2.7%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	65,700	10,448,271
DowDuPont, Inc.	761,220	48,497,326
LyondellBasell Industries NV Class A	89,300	9,437,224
Sherwin-Williams Co.	78,714	30,865,334
Westlake Chemical Corp.	93,800	10,425,870
		109,674,025
Containers & Packaging - 0.2%
WestRock Co.	230,500	14,791,185
Metals & Mining - 0.7%
ArcelorMittal SA Class A unit (b)	97,500	3,101,475
Arizona Mining, Inc. (b)	137,799	433,179
B2Gold Corp. (b)	1,405,802	3,851,811
Franco-Nevada Corp.	197,300	13,461,148
Freeport-McMoRan, Inc.	245,400	4,311,678
Glencore Xstrata PLC	72,312	358,943
Ivanhoe Mines Ltd. (b)	2,741,800	5,788,564
Kirkland Lake Gold Ltd.	245,162	3,800,120
Novagold Resources, Inc. (b)	385,155	1,668,153
Nucor Corp.	55,700	3,402,713
POSCO	3,742	1,146,626
Steel Dynamics, Inc.	27,500	1,216,050
		42,540,460

TOTAL MATERIALS		167,005,670

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
American Tower Corp.	22,500	3,270,150
Real Estate Management & Development - 0.1%
Five Point Holdings LLC Class A (a)(b)	182,600	2,603,876
WeWork Companies, Inc. Class A (b)(c)(d)	33,900	1,756,359
		4,360,235

TOTAL REAL ESTATE		7,630,385

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (b)	160,581	9,801,864
TOTAL COMMON STOCKS
(Cost $3,306,127,159)		5,966,923,246

Convertible Preferred Stocks - 2.2%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (b)(c)(d)	30,930	3,571,487
Series E (b)(c)(d)	13,964	1,612,423
		5,183,910
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (b)(c)(d)	1,349,024	26,980

TOTAL CONSUMER DISCRETIONARY		5,210,890

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series F (c)(d)	8,137	2,877,004
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (b)(c)(d)	2,372,991	6,786,754
HEALTH CARE - 0.1%
Biotechnology - 0.1%
23andMe, Inc.:
Series E (b)(c)(d)	41,008	580,263
Series F (c)(d)	176,099	2,491,801
		3,072,064
Health Care Providers & Services - 0.0%
Mulberry Health, Inc. Series A8 (b)(c)(d)	418,866	2,988,563

TOTAL HEALTH CARE		6,060,627

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (b)(c)(d)	32,066	5,419,154
Series H (c)(d)	6,366	1,075,854
		6,495,008
INFORMATION TECHNOLOGY - 1.5%
Internet Software & Services - 0.5%
Lyft, Inc. Series H (c)(d)	79,253	3,149,998
Pinterest, Inc.:
Series E, 8.00% (b)(c)(d)	2,594,015	14,915,586
Series F, 8.00% (b)(c)(d)	2,122,845	12,206,359
Series G, 8.00% (b)(c)(d)	369,335	2,123,676
Uber Technologies, Inc. Series D, 8.00% (b)(c)(d)	111,031	3,897,188
		36,292,807
Software - 1.0%
Cloudflare, Inc. Series D, 8.00% (b)(c)(d)	246,150	1,727,973
Delphix Corp. Series D (b)(c)(d)	204,875	1,294,810
Magic Leap, Inc.:
Series B, 8.00% (b)(c)(d)	1,675,597	45,241,119
Series C (b)(c)(d)	15,286	412,722
Series D (c)(d)	412,286	11,131,722
		59,808,346

TOTAL INFORMATION TECHNOLOGY		96,101,153

REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
WeWork Companies, Inc.:
Series E (b)(c)(d)	305,106	15,807,542
Series F (b)(c)(d)	14,184	734,873
		16,542,415
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (b)(c)(d)	122,552	156,867
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $95,302,540)		140,230,718
	Principal Amount	Value

Nonconvertible Bonds - 0.2%
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Valeant Pharmaceuticals International, Inc.:
6.125% 4/15/25 (f)	5,820,000	5,022,660
9% 12/15/25 (f)	6,033,000	5,995,294
TOTAL NONCONVERTIBLE BONDS
(Cost $11,399,905)		11,017,954
	Shares	Value

Money Market Funds - 3.2%
Fidelity Cash Central Fund, 1.72% (g)	164,565,116	164,598,029
Fidelity Securities Lending Cash Central Fund 1.72% (g)(h)	34,284,566	34,291,423
TOTAL MONEY MARKET FUNDS
(Cost $198,886,024)		198,889,452
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $3,611,715,628)		6,317,061,370
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(33,657,681)
NET ASSETS - 100%		$6,283,403,689

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $155,627,396 or 2.5% of net assets.

 (d) Level 3 security

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,462,910 or 0.3% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series E	6/18/15	$444,005
23andMe, Inc. Series F	8/31/17	$2,444,994
Airbnb, Inc. Series D	4/16/14	$1,259,254
Airbnb, Inc. Series E	6/29/15	$1,299,970
Altiostar Networks, Inc. Series A1	1/10/17	$563,739
ASAC II LP	10/10/13	$137,706
Blu Homes, Inc. Series A, 5.00%	6/10/13 - 12/30/14	$6,232,491
Centennial Resource Development, Inc. Class A	12/28/16	$1,887,292
Cloudflare, Inc. Series D, 8.00%	11/5/14 - 6/24/15	$1,533,709
Delphix Corp. Series D	7/10/15	$1,843,875
Lyft, Inc. Series H	11/22/17	$3,149,998
Magic Leap, Inc. Series B, 8.00%	10/17/14	$19,369,901
Magic Leap, Inc. Series C	12/23/15	$352,082
Magic Leap, Inc. Series D	10/6/17	$11,131,722
Mulberry Health, Inc. Series A8	1/20/16	$2,829,335
Oportun Finance Corp. Series H	2/6/15	$6,756,617
Pinterest, Inc. Series E, 8.00%	10/23/13	$7,538,571
Pinterest, Inc. Series F, 8.00%	5/15/14	$7,211,381
Pinterest, Inc. Series G, 8.00%	2/27/15	$2,651,490
Roofoods Ltd. Series F	9/12/17	$2,877,004
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$1,655,886
Space Exploration Technologies Corp. Class C	9/11/17	$92,745
Space Exploration Technologies Corp. Series G	1/20/15	$2,483,832
Space Exploration Technologies Corp. Series H	8/4/17	$859,410
SurveyMonkey	12/15/14	$7,534,725
Tanium, Inc. Class B	4/21/17	$819,606
TulCo LLC	8/24/17 - 12/14/17	$2,323,650
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$1,722,429
WeWork Companies, Inc. Class A	6/23/15	$1,114,956
WeWork Companies, Inc. Series E	6/23/15	$10,034,805
WeWork Companies, Inc. Series F	12/1/16	$711,927

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$252,719
Fidelity Securities Lending Cash Central Fund	157,316
Total	$410,035

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$927,305,065	$893,973,951	$28,120,224	$5,210,890
Consumer Staples	165,567,776	162,690,772	--	2,877,004
Energy	157,081,223	138,976,016	18,105,207	--
Financials	1,254,042,419	1,235,822,415	11,433,250	6,786,754
Health Care	538,094,432	521,862,003	10,171,802	6,060,627
Industrials	412,139,846	400,501,085	--	11,638,761
Information Technology	2,451,786,002	2,319,011,372	30,558,741	102,215,889
Materials	167,005,670	167,005,670	--	--
Real Estate	24,172,800	5,874,026	--	18,298,774
Telecommunication Services	9,958,731	9,801,864	--	156,867
Corporate Bonds	11,017,954	--	11,017,954	--
Money Market Funds	198,889,452	198,889,452	--	--
Total Investments in Securities:	$6,317,061,370	$6,054,408,626	$109,407,178	$153,245,566

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$57,965,028
Level 2 to Level 1	$5,850,892

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Information Technology
Beginning Balance	$109,818,963
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(63,066)
Cost of Purchases	--
Proceeds of Sales	(7,540,008)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$102,215,889
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2018	$(1,516,182)
Equities - Other Investments in Securities
Beginning Balance	$48,089,618
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	2,940,059
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$51,029,677
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2018	$2,940,059

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$153,245,566	Market approach	Transaction price	$0.81 - $353.57 / $61.25	Increase
		Market comparable	Enterprise value/Sales multiple (EV/S)	2.7 - 16.5 / 8.0	Increase
			Discount rate	23.0% - 25.0% / 24.4%	Decrease
			Enterprise value/EBITDA multiple (EV/EBITDA)	23.1	Increase
			Premium rate	7.5% - 108.0% / 68.7%	Increase
			Discount for lack of marketability	10.0% - 25.0% / 14.9%	Decrease
			Liquidity preference	$4.84	Increase
			Price/Earnings multiple (P/E)	14.6	Increase
		Recovery value	Recovery value	0.0% - 0.2% / 0.2%	Increase
		Discount cash flow	Discount rate	9.0%	Decrease
			Discount for lack of marketability	20.0%	Decrease
			Growth rate	3.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Series Opportunistic Insights Fund

March 31, 2018

AO1TI-QTLY-0518
1.950955.105

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value
CONSUMER DISCRETIONARY - 17.9%
Auto Components - 0.0%
Autoliv, Inc. (a)	1,700	$248,098
Automobiles - 0.3%
BYD Co. Ltd. (H Shares)	86,000	684,811
Geely Automobile Holdings Ltd.	50,000	146,512
Guangzhou Automobile Group Co. Ltd. (H Shares)	32,000	59,435
Subaru Corp.	1,600	52,434
Tesla, Inc. (b)	3,889	1,034,980
Thor Industries, Inc.	800	92,136
Toyota Motor Corp.	8,500	545,205
		2,615,513
Diversified Consumer Services - 0.4%
Chegg, Inc. (a)(b)	32,985	681,470
Weight Watchers International, Inc. (b)	44,742	2,850,960
		3,532,430
Hotels, Restaurants & Leisure - 2.0%
Accor SA	7,800	420,851
Boyd Gaming Corp.	4,000	127,440
Domino's Pizza, Inc.	1,128	263,456
Eldorado Resorts, Inc. (b)	2,900	95,700
Hilton Grand Vacations, Inc. (b)	6,100	262,422
Hilton Worldwide Holdings, Inc.	34,663	2,730,058
Las Vegas Sands Corp.	8,500	611,150
Marriott International, Inc. Class A	59,500	8,090,810
McDonald's Corp.	31,400	4,910,332
Planet Fitness, Inc. (b)	1,500	56,655
Shake Shack, Inc. Class A (b)	500	20,815
U.S. Foods Holding Corp. (b)	3,500	114,695
		17,704,384
Household Durables - 0.2%
Lennar Corp. Class A	13,300	783,902
Mohawk Industries, Inc. (b)	4,400	1,021,768
Roku, Inc. Class A	5,500	171,050
		1,976,720
Internet & Direct Marketing Retail - 12.5%
Amazon.com, Inc. (b)	48,693	70,475,326
ASOS PLC (b)	2,123	207,308
Netflix, Inc. (b)	112,127	33,116,709
Start Today Co. Ltd.	13,857	370,110
The Booking Holdings, Inc. (b)	2,300	4,784,897
		108,954,350
Media - 0.8%
Comcast Corp. Class A	5,100	174,267
Liberty Broadband Corp. Class A (b)	1,716	145,517
Liberty Media Corp.:
Liberty Formula One Group Series C (a)(b)	76,456	2,358,668
Liberty SiriusXM Series C (b)	62,204	2,541,033
Live Nation Entertainment, Inc. (b)	8,000	337,120
Sirius XM Holdings, Inc. (a)	215,700	1,345,968
		6,902,573
Multiline Retail - 0.4%
B&M European Value Retail S.A.	80,801	443,593
Dollar Tree, Inc. (b)	3,600	341,640
Ollie's Bargain Outlet Holdings, Inc. (b)	50,800	3,063,240
		3,848,473
Specialty Retail - 0.6%
Burlington Stores, Inc. (b)	700	93,205
Five Below, Inc. (b)	1,300	95,342
Home Depot, Inc.	26,400	4,705,536
TJX Companies, Inc.	1,913	156,024
		5,050,107
Textiles, Apparel & Luxury Goods - 0.7%
adidas AG	14,568	3,524,990
Kering SA	1,800	861,118
LVMH Moet Hennessy - Louis Vuitton SA	1,509	465,033
NIKE, Inc. Class B	4,000	265,760
PVH Corp.	600	90,858
Tapestry, Inc.	10,600	557,666
		5,765,425

TOTAL CONSUMER DISCRETIONARY		156,598,073

CONSUMER STAPLES - 2.1%
Beverages - 0.4%
Constellation Brands, Inc. Class A (sub. vtg.)	6,000	1,367,520
Dr. Pepper Snapple Group, Inc.	4,400	520,872
Kweichow Moutai Co. Ltd. (A Shares)	4,600	499,961
Monster Beverage Corp. (b)	14,600	835,266
The Coca-Cola Co.	10,400	451,672
		3,675,291
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	13,458	2,535,891
Performance Food Group Co. (b)	17,700	528,345
Walmart, Inc.	18,412	1,638,116
		4,702,352
Food Products - 0.0%
The Simply Good Foods Co.	16,200	222,426
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	57,344	8,585,544
Kao Corp.	6,300	472,537
L'Oreal SA (b)	1,322	298,247
Shiseido Co. Ltd.	8,400	537,843
		9,894,171

TOTAL CONSUMER STAPLES		18,494,240

ENERGY - 2.7%
Energy Equipment & Services - 0.0%
Baker Hughes, a GE Co. Class A	3,000	83,310
FTS International, Inc. (b)	5,800	106,662
		189,972
Oil, Gas & Consumable Fuels - 2.7%
Apache Corp.	6,000	230,880
Birchcliff Energy Ltd.	165,400	478,862
Canadian Natural Resources Ltd.	52,100	1,637,793
Cenovus Energy, Inc.	26,900	229,047
Centennial Resource Development, Inc.:
Class A (b)	40,200	737,670
Class A (b)	122,575	2,249,251
Class A (b)(c)	18,800	344,980
Cheniere Energy, Inc. (b)	1,500	80,175
Concho Resources, Inc. (b)	10,800	1,623,564
ConocoPhillips Co.	5,900	349,811
Continental Resources, Inc. (b)	33,900	1,998,405
Diamondback Energy, Inc. (b)	15,400	1,948,408
Encana Corp.	6,900	75,890
EOG Resources, Inc.	39,615	4,170,271
Hess Corp.	3,500	177,170
Marathon Petroleum Corp.	3,600	263,196
Phillips 66 Co.	20,800	1,995,136
Pioneer Natural Resources Co.	1,000	171,780
PrairieSky Royalty Ltd. (a)	21,000	459,169
Reliance Industries Ltd.	186,293	2,546,951
Suncor Energy, Inc.	4,100	141,583
Tamarack Valley Energy Ltd. (b)	159,600	346,862
Valero Energy Corp.	9,811	910,166
		23,167,020

TOTAL ENERGY		23,356,992

FINANCIALS - 15.9%
Banks - 8.2%
Bank of America Corp.	681,550	20,439,685
Citigroup, Inc.	294,573	19,883,678
HDFC Bank Ltd. sponsored ADR	54,288	5,362,026
JPMorgan Chase & Co.	135,200	14,867,944
Kotak Mahindra Bank Ltd. (b)	49,723	804,296
M&T Bank Corp.	15,300	2,820,708
Metro Bank PLC (b)	2,900	142,974
PNC Financial Services Group, Inc.	25,500	3,856,620
Royal Bank of Canada	8,600	664,316
The Toronto-Dominion Bank	18,400	1,044,145
U.S. Bancorp	21,300	1,075,650
Wells Fargo & Co.	404	21,174
		70,983,216
Capital Markets - 3.0%
Ameriprise Financial, Inc.	1,600	236,704
Bank of New York Mellon Corp.	39,800	2,050,894
BlackRock, Inc. Class A	8,747	4,738,425
Charles Schwab Corp.	92,319	4,820,898
CME Group, Inc.	600	97,044
Goldman Sachs Group, Inc.	1,600	402,976
IntercontinentalExchange, Inc.	16,900	1,225,588
Morgan Stanley	130,400	7,036,384
MSCI, Inc.	16,125	2,410,204
Oaktree Capital Group LLC Class A	28,108	1,113,077
S&P Global, Inc.	10,753	2,054,468
St. James's Place Capital PLC	12,000	182,923
		26,369,585
Consumer Finance - 0.2%
Green Dot Corp. Class A (b)	900	57,744
Synchrony Financial	57,400	1,924,622
		1,982,366
Diversified Financial Services - 3.8%
Berkshire Hathaway, Inc. Class A (b)	111	33,200,100
Insurance - 0.7%
Admiral Group PLC	34,400	889,973
Chubb Ltd.	15,765	2,156,179
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,600	811,047
Marsh & McLennan Companies, Inc.	4,408	364,057
The Travelers Companies, Inc.	11,900	1,652,434
		5,873,690

TOTAL FINANCIALS		138,408,957

HEALTH CARE - 7.6%
Biotechnology - 2.5%
AbbVie, Inc.	29,800	2,820,570
Agios Pharmaceuticals, Inc. (b)	10,400	850,512
Alnylam Pharmaceuticals, Inc. (b)	1,700	202,470
Amgen, Inc.	4,800	818,304
AnaptysBio, Inc. (b)	3,600	374,688
Arena Pharmaceuticals, Inc. (b)	8,000	316,000
Array BioPharma, Inc. (b)	10,000	163,200
bluebird bio, Inc. (b)	1,300	221,975
Blueprint Medicines Corp. (b)	600	55,020
FibroGen, Inc. (b)	15,331	708,292
Genmab A/S (b)	6,677	1,438,526
Gilead Sciences, Inc.	47,800	3,603,642
Insmed, Inc. (b)	8,300	186,916
Intrexon Corp. (b)	16,300	249,879
Neurocrine Biosciences, Inc. (b)	27,874	2,311,591
Regeneron Pharmaceuticals, Inc. (b)	5,200	1,790,672
Sage Therapeutics, Inc. (b)	3,000	483,210
Sarepta Therapeutics, Inc. (b)	1,200	88,908
Vertex Pharmaceuticals, Inc. (b)	33,109	5,396,105
		22,080,480
Health Care Equipment & Supplies - 1.5%
Abiomed, Inc. (b)	1,500	436,485
Baxter International, Inc.	54,000	3,512,160
Becton, Dickinson & Co.	4,694	1,017,190
Boston Scientific Corp. (b)	14,200	387,944
Danaher Corp.	19,420	1,901,412
Edwards Lifesciences Corp. (b)	12,400	1,730,048
Intuitive Surgical, Inc. (b)	6,400	2,642,112
Penumbra, Inc. (b)	3,900	451,035
ResMed, Inc.	8,400	827,148
		12,905,534
Health Care Providers & Services - 2.0%
Anthem, Inc.	400	87,880
HealthEquity, Inc. (b)	17,625	1,067,018
Humana, Inc.	8,719	2,343,929
National Vision Holdings, Inc.	15,500	500,805
UnitedHealth Group, Inc.	63,934	13,681,876
		17,681,508
Health Care Technology - 0.1%
Veeva Systems, Inc. Class A (b)	10,000	730,200
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	16,600	1,110,540
Mettler-Toledo International, Inc. (b)	9,660	5,554,790
PRA Health Sciences, Inc. (b)	7,000	580,720
Thermo Fisher Scientific, Inc.	4,400	908,424
Waters Corp. (b)	2,113	419,747
		8,574,221
Pharmaceuticals - 0.5%
Ipsen SA	600	93,133
Nektar Therapeutics (b)	32,200	3,421,572
Teva Pharmaceutical Industries Ltd. sponsored ADR	36,800	628,912
Zoetis, Inc. Class A	2,200	183,722
		4,327,339

TOTAL HEALTH CARE		66,299,282

INDUSTRIALS - 6.7%
Aerospace & Defense - 1.3%
General Dynamics Corp.	6,400	1,413,760
Harris Corp.	2,200	354,816
Northrop Grumman Corp.	12,500	4,364,000
Raytheon Co.	7,700	1,661,814
Space Exploration Technologies Corp.:
Class A (b)(c)(d)	2,191	370,279
Class C (c)(d)	96	16,224
The Boeing Co.	9,700	3,180,436
TransDigm Group, Inc.	600	184,164
		11,545,493
Air Freight & Logistics - 0.5%
Expeditors International of Washington, Inc.	2,700	170,910
FedEx Corp.	10,600	2,545,166
XPO Logistics, Inc. (b)	18,574	1,891,019
		4,607,095
Airlines - 0.6%
Azul SA sponsored ADR	5,400	187,650
Ryanair Holdings PLC sponsored ADR (b)	33,735	4,144,345
Southwest Airlines Co.	16,700	956,576
		5,288,571
Building Products - 0.8%
A.O. Smith Corp.	9,800	623,182
Jeld-Wen Holding, Inc. (b)	35,000	1,071,700
Masco Corp.	105,163	4,252,792
Toto Ltd.	23,600	1,244,265
		7,191,939
Commercial Services & Supplies - 0.3%
Cintas Corp.	9,900	1,688,742
TulCo LLC (c)(d)(e)	910	318,500
		2,007,242
Electrical Equipment - 0.6%
AMETEK, Inc.	9,000	683,730
Fortive Corp.	60,560	4,694,611
		5,378,341
Industrial Conglomerates - 0.5%
3M Co.	17,123	3,758,841
Roper Technologies, Inc.	1,200	336,828
		4,095,669
Machinery - 1.5%
Caterpillar, Inc.	9,000	1,326,420
Deere & Co.	27,800	4,317,896
Gardner Denver Holdings, Inc.	17,200	527,696
IDEX Corp.	700	99,757
Illinois Tool Works, Inc.	20,193	3,163,435
PACCAR, Inc.	16,930	1,120,258
Parker Hannifin Corp.	8,100	1,385,343
Rational AG	500	314,380
Rexnord Corp. (b)	15,801	468,974
Xylem, Inc.	6,100	469,212
		13,193,371
Professional Services - 0.4%
CoStar Group, Inc. (b)	1,000	362,680
FTI Consulting, Inc. (b)	4,000	193,640
Manpower, Inc.	1,400	161,140
Recruit Holdings Co. Ltd.	17,000	422,504
RELX PLC	5,100	104,825
SR Teleperformance SA	600	93,022
TransUnion Holding Co., Inc. (b)	41,900	2,379,082
		3,716,893
Road & Rail - 0.1%
CSX Corp.	16,500	919,215
Union Pacific Corp.	600	80,658
		999,873
Trading Companies & Distributors - 0.1%
Fastenal Co.	1,700	92,803
W.W. Grainger, Inc.	2,800	790,356
		883,159

TOTAL INDUSTRIALS		58,907,646

INFORMATION TECHNOLOGY - 38.4%
Communications Equipment - 0.5%
Arista Networks, Inc. (b)	16,200	4,135,860
Electronic Equipment & Components - 1.7%
Amphenol Corp. Class A	159,914	13,773,393
CDW Corp.	6,441	452,867
Dolby Laboratories, Inc. Class A	10,997	698,969
Keyence Corp.	400	248,259
		15,173,488
Internet Software & Services - 14.8%
Alibaba Group Holding Ltd. sponsored ADR (b)	11,300	2,074,002
Alphabet, Inc.:
Class A (b)	28,139	29,184,082
Class C (b)	25,000	25,794,750
CarGurus, Inc. Class A (a)	13,400	515,498
Cloudera, Inc.	17,818	384,512
Coupa Software, Inc. (b)	4,800	218,976
Dropbox, Inc.:
Class A (b)	4,400	137,500
Class B	35,948	1,011,038
eBay, Inc. (b)	96,200	3,871,088
Facebook, Inc. Class A (b)	338,206	54,041,937
GoDaddy, Inc. (b)	7,800	479,076
GrubHub, Inc. (a)(b)	1,900	192,793
LogMeIn, Inc.	19,740	2,280,957
MercadoLibre, Inc.	1,500	534,585
MuleSoft, Inc. Class A	4,100	180,318
New Relic, Inc. (b)	10,526	780,187
Nutanix, Inc. Class B (f)	24,249	1,190,868
Okta, Inc.	16,600	661,510
Shopify, Inc. Class A (b)	8,900	1,107,500
SurveyMonkey (b)(c)(d)	62,998	659,589
Tencent Holdings Ltd.	61,800	3,317,397
Twitter, Inc. (b)	2,700	78,327
Wix.com Ltd. (b)	600	47,730
		128,744,220
IT Services - 5.2%
Accenture PLC Class A	1,200	184,200
ASAC II LP (b)(c)(d)	224,957	37,793
EPAM Systems, Inc. (b)	5,900	675,668
Fiserv, Inc. (b)	12,800	912,768
FleetCor Technologies, Inc. (b)	3,500	708,750
Global Payments, Inc.	19,450	2,169,064
Leidos Holdings, Inc.	1,300	85,020
MasterCard, Inc. Class A	70,990	12,434,608
PayPal Holdings, Inc. (b)	193,662	14,693,136
Visa, Inc. Class A	110,340	13,198,871
Worldpay, Inc. (b)	1,100	90,464
		45,190,342
Semiconductors & Semiconductor Equipment - 1.6%
Analog Devices, Inc.	4,700	428,311
Applied Materials, Inc.	27,100	1,507,031
First Solar, Inc. (b)	8,600	610,428
Intel Corp.	18,300	953,064
NVIDIA Corp.	31,312	7,251,546
SolarEdge Technologies, Inc. (b)	1,900	99,940
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	8,800	385,088
Texas Instruments, Inc.	24,700	2,566,083
		13,801,491
Software - 14.1%
Activision Blizzard, Inc.	124,051	8,368,480
Adobe Systems, Inc. (b)	105,980	22,900,158
Atlassian Corp. PLC (b)	34,035	1,835,167
Black Knight, Inc. (b)	7,900	372,090
CDK Global, Inc.	13,200	836,088
Constellation Software, Inc.	1,100	746,354
Electronic Arts, Inc. (b)	42,709	5,178,039
Intuit, Inc.	13,813	2,394,484
Microsoft Corp.	218,900	19,979,003
Parametric Technology Corp. (b)	11,600	904,916
Paycom Software, Inc. (a)(b)	15,400	1,653,806
Qualys, Inc. (b)	600	43,650
Red Hat, Inc. (b)	18,000	2,691,180
RingCentral, Inc. (b)	21,200	1,346,200
Salesforce.com, Inc. (b)	343,826	39,986,964
Snap, Inc. Class A (a)(b)	10,686	169,587
SS&C Technologies Holdings, Inc.	23,013	1,234,417
Tanium, Inc. Class B (c)(d)	23,400	144,378
Ultimate Software Group, Inc. (b)	15,851	3,862,889
Workday, Inc. Class A (b)	64,500	8,198,595
Zendesk, Inc. (b)	5,297	253,567
Zscaler, Inc. (b)	1,800	50,526
		123,150,538
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.	20,041	3,362,479
HP, Inc.	34,900	765,008
Logitech International SA	7,600	279,148
Pure Storage, Inc. Class A (b)	8,500	169,575
Xaar PLC	24,188	113,854
		4,690,064

TOTAL INFORMATION TECHNOLOGY		334,886,003

MATERIALS - 2.7%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	8,900	1,415,367
DowDuPont, Inc.	106,349	6,775,495
LyondellBasell Industries NV Class A	12,500	1,321,000
Sherwin-Williams Co.	10,531	4,129,416
Westlake Chemical Corp.	12,922	1,436,280
		15,077,558
Containers & Packaging - 0.3%
WestRock Co.	31,800	2,040,606
Metals & Mining - 0.7%
ArcelorMittal SA Class A unit (b)	13,200	419,892
Arizona Mining, Inc. (b)	35,654	112,080
B2Gold Corp. (b)	197,884	542,190
Franco-Nevada Corp.	29,100	1,985,400
Freeport-McMoRan, Inc.	34,000	597,380
Glencore Xstrata PLC	10,370	51,475
Ivanhoe Mines Ltd. (b)	424,222	895,629
Kirkland Lake Gold Ltd.	34,500	534,765
Novagold Resources, Inc. (b)	54,238	234,911
Nucor Corp.	7,600	464,284
POSCO	500	153,210
Steel Dynamics, Inc.	3,800	168,036
		6,159,252

TOTAL MATERIALS		23,277,416

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
American Tower Corp.	3,300	479,622
Real Estate Management & Development - 0.1%
Five Point Holdings LLC Class A (a)(b)	25,900	369,334
WeWork Companies, Inc. Class A (b)(c)(d)	4,695	243,248
		612,582

TOTAL REAL ESTATE		1,092,204

TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (b)	26,300	1,605,352
TOTAL COMMON STOCKS
(Cost $448,069,562)		822,926,165

Convertible Preferred Stocks - 2.2%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (b)(c)(d)	4,308	497,445
Series E (b)(c)(d)	2,148	248,030
		745,475
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (b)(c)(d)	174,063	3,481

TOTAL CONSUMER DISCRETIONARY		748,956

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series F (c)(d)	1,117	394,938
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (b)(c)(d)	331,477	948,024
HEALTH CARE - 0.1%
Biotechnology - 0.0%
23andMe, Inc.:
Series E (b)(c)(d)	5,172	73,184
Series F (c)(d)	24,200	342,430
		415,614
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (b)(c)(d)	62,105	443,112

TOTAL HEALTH CARE		858,726

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (b)(c)(d)	4,394	742,586
Series H (c)(d)	890	150,410
		892,996
INFORMATION TECHNOLOGY - 1.5%
Internet Software & Services - 0.5%
Lyft, Inc. Series H (c)(d)	10,869	432,000
Pinterest, Inc.:
Series E, 8.00% (b)(c)(d)	318,795	1,833,071
Series F, 8.00% (b)(c)(d)	331,500	1,906,125
Series G, 8.00% (b)(c)(d)	51,970	298,828
Uber Technologies, Inc. Series D, 8.00% (b)(c)(d)	15,399	540,505
		5,010,529
Software - 1.0%
Cloudflare, Inc. Series D, 8.00% (b)(c)(d)	34,105	239,417
Delphix Corp. Series D (b)(c)(d)	27,980	176,834
Magic Leap, Inc.:
Series B, 8.00% (b)(c)(d)	231,802	6,258,654
Series C (b)(c)(d)	2,268	61,236
Series D (c)(d)	57,537	1,553,499
		8,289,640

TOTAL INFORMATION TECHNOLOGY		13,300,169

REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
WeWork Companies, Inc.:
Series E (b)(c)(d)	42,252	2,189,076
Series F (b)(c)(d)	2,051	106,262
		2,295,338
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (b)(c)(d)	17,021	21,787
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $13,207,433)		19,460,934
	Principal Amount	Value

Nonconvertible Bonds - 0.2%
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Valeant Pharmaceuticals International, Inc.:
6.125% 4/15/25 (f)	800,000	690,400
9% 12/15/25 (f)	822,000	816,863
(Cost $1,559,690)		1,507,263
	Shares	Value

Money Market Funds - 4.2%
Fidelity Cash Central Fund, 1.72% (g)	29,230,862	29,236,709
Fidelity Securities Lending Cash Central Fund 1.72% (g)(h)	7,637,826	7,639,354
TOTAL MONEY MARKET FUNDS
(Cost $36,875,191)		36,876,063
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $499,711,876)		880,770,425
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(7,952,289)
NET ASSETS - 100%		$872,818,136

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,595,925 or 2.5% of net assets.

 (d) Level 3 security

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,698,131 or 0.3% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series E	6/18/15	$55,999
23andMe, Inc. Series F	8/31/17	$335,998
Airbnb, Inc. Series D	4/16/14	$175,392
Airbnb, Inc. Series E	6/29/15	$199,967
Altiostar Networks, Inc. Series A1	1/10/17	$78,297
ASAC II LP	10/10/13	$17,324
Blu Homes, Inc. Series A, 5.00%	6/10/13 - 12/30/14	$804,171
Centennial Resource Development, Inc. Class A	12/28/16	$273,352
Cloudflare, Inc. Series D, 8.00%	11/5/14 - 6/24/15	$212,499
Delphix Corp. Series D	7/10/15	$251,820
Lyft, Inc. Series H	11/22/17	$432,000
Magic Leap, Inc. Series B, 8.00%	10/17/14	$2,679,631
Magic Leap, Inc. Series C	12/23/15	$52,239
Magic Leap, Inc. Series D	10/6/17	$1,553,499
Mulberry Health, Inc. Series A8	1/20/16	$419,504
Oportun Finance Corp. Series H	2/6/15	$943,814
Pinterest, Inc. Series E, 8.00%	10/23/13	$926,463
Pinterest, Inc. Series F, 8.00%	5/15/14	$1,126,117
Pinterest, Inc. Series G, 8.00%	2/27/15	$373,097
Roofoods Ltd. Series F	9/12/17	$394,938
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$227,383
Space Exploration Technologies Corp. Class C	9/11/17	$12,960
Space Exploration Technologies Corp. Series G	1/20/15	$340,359
Space Exploration Technologies Corp. Series H	8/4/17	$120,150
SurveyMonkey	12/15/14	$1,036,317
Tanium, Inc. Class B	4/21/17	$116,165
TulCo LLC	8/24/17 - 12/14/17	$318,500
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$238,886
WeWork Companies, Inc. Class A	6/23/15	$154,417
WeWork Companies, Inc. Series E	6/23/15	$1,389,650
WeWork Companies, Inc. Series F	12/1/16	$102,944

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$43,035
Fidelity Securities Lending Cash Central Fund	22,842
Total	$65,877

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$157,347,029	$155,242,282	$1,355,791	$748,956
Consumer Staples	18,889,178	18,494,240	--	394,938
Energy	23,356,992	20,810,041	2,546,951	--
Financials	139,356,981	137,604,661	804,296	948,024
Health Care	67,158,008	64,860,756	1,438,526	858,726
Industrials	59,800,642	58,202,643	--	1,597,999
Information Technology	348,186,172	329,715,808	4,328,435	14,141,929
Materials	23,277,416	23,277,416	--	--
Real Estate	3,387,542	848,956	--	2,538,586
Telecommunication Services	1,627,139	1,605,352	--	21,787
Corporate Bonds	1,507,263	--	1,507,263	--
Money Market Funds	36,876,063	36,876,063	--	--
Total Investments in Securities:	$880,770,425	$847,538,218	$11,981,262	$21,250,945

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Information Technology
Beginning Balance	$ 15,181,593
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(9,670)
Cost of Purchases	--
Proceeds of Sales	(1,029,994)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$14,141,929
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2018	$(208,172)
Other Investments in Securities
Beginning Balance	$ 6,696,201
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	412,815
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$7,109,016
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2018	$412,815

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$21,250,945	Market approach	Transaction price	$0.81 - $353.57 / $60.90	Increase
		Market comparable	Enterprise value/Sales multiple (EV/S)	2.7 - 16.5 / 8.0	Increase
			Discount rate	23.0% - 25.0% / 24.4%	Decrease
			Enterprise value/EBITDA multiple (EV/EBITDA)	23.1	Increase
			Premium rate	7.5% - 108.0% / 69.2%	Increase
			Discount for lack of marketability	10.0% - 25.0% / 14.9%	Decrease
			Liquidity preference	$4.84	Increase
			Price/Earnings multiple (P/E)	14.6	Increase
		Recovery value	Recovery value	0.0% - 0.2% / 0.2%	Increase
		Discount cash flow	Discount rate	9.0%	Decrease
			Discount for lack of marketability	20.0%	Decrease
			Growth rate	3.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Opportunistic Insights Fund

March 31, 2018

ZPI-QTLY-0518
1.9881592.101

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 15.3%
Auto Components - 0.0%
Autoliv, Inc.	53	$7,735
Automobiles - 0.7%
BYD Co. Ltd. (H Shares)	3,080	24,526
Geely Automobile Holdings Ltd.	1,000	2,930
Mahindra & Mahindra Ltd.	2,007	22,891
Maruti Suzuki India Ltd.	435	59,527
Tesla, Inc. (a)	275	73,186
Toyota Motor Corp.	300	19,243
		202,303
Diversified Consumer Services - 0.4%
Chegg, Inc. (a)	758	15,660
Weight Watchers International, Inc. (a)	1,441	91,821
		107,481
Hotels, Restaurants & Leisure - 2.2%
Accor SA	220	11,870
Boyd Gaming Corp.	100	3,186
Domino's Pizza, Inc.	23	5,372
Hilton Grand Vacations, Inc. (a)	100	4,302
Hilton Worldwide Holdings, Inc.	1,189	93,646
Las Vegas Sands Corp.	242	17,400
Marriott International, Inc. Class A	2,256	306,771
McDonald's Corp.	1,109	173,425
Planet Fitness, Inc. (a)	100	3,777
Shake Shack, Inc. Class A (a)	100	4,163
		623,912
Household Durables - 0.3%
Lennar Corp. Class A	457	26,936
Mohawk Industries, Inc. (a)	195	45,283
Roku, Inc. Class A	184	5,722
		77,941
Internet & Direct Marketing Retail - 8.8%
Amazon.com, Inc. (a)	1,182	1,710,756
ASOS PLC (a)	24	2,344
Netflix, Inc. (a)	2,198	649,179
Start Today Co. Ltd.	554	14,797
The Booking Holdings, Inc. (a)	61	126,904
		2,503,980
Media - 0.8%
Comcast Corp. Class A	200	6,834
Liberty Broadband Corp. Class A (a)	16	1,357
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	2,691	83,017
Liberty SiriusXM Series C (a)	2,564	104,739
Live Nation Entertainment, Inc. (a)	145	6,110
Sirius XM Holdings, Inc.	6,959	43,424
		245,481
Multiline Retail - 0.5%
B&M European Value Retail S.A.	1,892	10,387
Dollar Tree, Inc. (a)	232	22,017
Ollie's Bargain Outlet Holdings, Inc. (a)	1,827	110,168
		142,572
Specialty Retail - 1.0%
Five Below, Inc. (a)	47	3,447
Home Depot, Inc.	1,397	249,001
TJX Companies, Inc.	498	40,617
		293,065
Textiles, Apparel & Luxury Goods - 0.6%
adidas AG	484	117,113
Kering SA	51	24,398
LVMH Moet Hennessy - Louis Vuitton SA	37	11,402
NIKE, Inc. Class B	147	9,767
Tapestry, Inc.	346	18,203
		180,883

TOTAL CONSUMER DISCRETIONARY		4,385,353

CONSUMER STAPLES - 2.6%
Beverages - 0.4%
Constellation Brands, Inc. Class A (sub. vtg.)	202	46,040
Dr. Pepper Snapple Group, Inc.	125	14,798
Kweichow Moutai Co. Ltd. (A Shares)	100	10,869
Monster Beverage Corp. (a)	508	29,063
The Coca-Cola Co.	401	17,415
		118,185
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	666	125,494
Performance Food Group Co. (a)	518	15,462
Walmart, Inc.	752	66,905
		207,861
Food Products - 0.0%
The Simply Good Foods Co.	279	3,831
Personal Products - 1.5%
Estee Lauder Companies, Inc. Class A	2,629	393,614
Kao Corp.	200	15,001
Shiseido Co. Ltd.	200	12,806
		421,421

TOTAL CONSUMER STAPLES		751,298

ENERGY - 2.5%
Energy Equipment & Services - 0.0%
Baker Hughes, a GE Co. Class A	100	2,777
FTS International, Inc. (a)	100	1,839
		4,616
Oil, Gas & Consumable Fuels - 2.5%
Apache Corp.	300	11,544
Birchcliff Energy Ltd.	5,987	17,333
Canadian Natural Resources Ltd.	1,718	54,006
Cenovus Energy, Inc.	401	3,414
Centennial Resource Development, Inc. Class A (a)	5,231	95,989
Concho Resources, Inc. (a)	296	44,498
ConocoPhillips Co.	100	5,929
Continental Resources, Inc. (a)	1,157	68,205
Diamondback Energy, Inc. (a)	496	62,754
Encana Corp.	100	1,100
EOG Resources, Inc.	951	100,112
Hess Corp.	100	5,062
Marathon Petroleum Corp.	100	7,311
Phillips 66 Co.	726	69,638
Pioneer Natural Resources Co.	27	4,638
PrairieSky Royalty Ltd.	743	16,246
Reliance Industries Ltd.	6,390	87,362
Suncor Energy, Inc.	200	6,907
Tamarack Valley Energy Ltd. (a)	4,113	8,939
Valero Energy Corp.	312	28,944
		699,931

TOTAL ENERGY		704,547

FINANCIALS - 21.0%
Banks - 12.3%
Bank of America Corp.	37,655	1,129,273
Citigroup, Inc.	10,435	704,363
HDFC Bank Ltd. sponsored ADR	1,937	191,317
JPMorgan Chase & Co.	8,729	959,928
Kotak Mahindra Bank Ltd. (a)	3,410	55,159
M&T Bank Corp.	532	98,080
Metro Bank PLC (a)	2	99
PNC Financial Services Group, Inc.	873	132,033
Royal Bank of Canada	236	18,230
The Toronto-Dominion Bank	652	36,999
U.S. Bancorp	773	39,037
Wells Fargo & Co.	2,693	141,140
		3,505,658
Capital Markets - 3.6%
Ameriprise Financial, Inc.	77	11,391
Bank of New York Mellon Corp.	1,365	70,338
BlackRock, Inc. Class A	251	135,972
Charles Schwab Corp.	3,253	169,872
CME Group, Inc.	24	3,882
Goldman Sachs Group, Inc.	58	14,608
IntercontinentalExchange, Inc.	504	36,550
Morgan Stanley	7,922	427,471
MSCI, Inc.	452	67,560
Oaktree Capital Group LLC Class A	840	33,264
S&P Global, Inc.	361	68,973
St. James's Place Capital PLC	180	2,744
		1,042,625
Consumer Finance - 0.2%
Synchrony Financial	2,058	69,005
Diversified Financial Services - 4.2%
Berkshire Hathaway, Inc. Class A (a)	4	1,196,400
Insurance - 0.7%
Admiral Group PLC	909	23,517
Chubb Ltd.	566	77,412
Fairfax Financial Holdings Ltd. (sub. vtg.)	57	28,894
Marsh & McLennan Companies, Inc.	184	15,197
The Travelers Companies, Inc.	401	55,683
		200,703

TOTAL FINANCIALS		6,014,391

HEALTH CARE - 8.7%
Biotechnology - 2.5%
AbbVie, Inc.	1,165	110,267
Aduro Biotech, Inc. (a)	12	112
Agios Pharmaceuticals, Inc. (a)	394	32,221
Alnylam Pharmaceuticals, Inc. (a)	74	8,813
Amgen, Inc.	215	36,653
AnaptysBio, Inc. (a)	101	10,512
Arena Pharmaceuticals, Inc. (a)	200	7,900
Array BioPharma, Inc. (a)	200	3,264
FibroGen, Inc. (a)	414	19,127
Genmab A/S (a)	228	49,121
Gilead Sciences, Inc.	1,713	129,143
Insmed, Inc. (a)	100	2,252
Intrexon Corp. (a)	774	11,865
Neurocrine Biosciences, Inc. (a)	717	59,461
Regeneron Pharmaceuticals, Inc. (a)	110	37,880
Vertex Pharmaceuticals, Inc. (a)	1,138	185,471
		704,062
Health Care Equipment & Supplies - 1.8%
Abiomed, Inc. (a)	37	10,767
Baxter International, Inc.	1,839	119,609
Becton, Dickinson & Co.	176	38,139
Boston Scientific Corp. (a)	3,347	91,440
Danaher Corp.	726	71,083
Edwards Lifesciences Corp. (a)	345	48,134
Intuitive Surgical, Inc. (a)	252	104,033
Penumbra, Inc. (a)	112	12,953
ResMed, Inc.	226	22,254
		518,412
Health Care Providers & Services - 2.8%
HealthEquity, Inc. (a)	531	32,147
Humana, Inc.	294	79,036
National Vision Holdings, Inc.	518	16,737
UnitedHealth Group, Inc.	3,089	661,046
		788,966
Health Care Technology - 0.0%
Veeva Systems, Inc. Class A (a)	179	13,071
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	525	35,123
Mettler-Toledo International, Inc. (a)	357	205,286
PRA Health Sciences, Inc. (a)	150	12,444
Thermo Fisher Scientific, Inc.	215	44,389
Waters Corp. (a)	93	18,474
		315,716
Pharmaceuticals - 0.5%
Nektar Therapeutics (a)	1,108	117,736
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,292	22,080
Zoetis, Inc. Class A	61	5,094
		144,910

TOTAL HEALTH CARE		2,485,137

INDUSTRIALS - 6.8%
Aerospace & Defense - 1.3%
General Dynamics Corp.	220	48,598
Harris Corp.	26	4,193
Northrop Grumman Corp.	401	139,997
Raytheon Co.	266	57,408
The Boeing Co.	372	121,971
		372,167
Air Freight & Logistics - 0.6%
Expeditors International of Washington, Inc.	77	4,874
FedEx Corp.	491	117,894
XPO Logistics, Inc. (a)	612	62,308
		185,076
Airlines - 0.6%
Azul SA sponsored ADR	200	6,950
Ryanair Holdings PLC sponsored ADR (a)	1,124	138,083
Southwest Airlines Co.	329	18,845
		163,878
Building Products - 0.9%
A.O. Smith Corp.	325	20,667
Jeld-Wen Holding, Inc. (a)	1,151	35,244
Masco Corp.	3,477	140,610
Toto Ltd.	903	47,609
		244,130
Commercial Services & Supplies - 0.2%
Cintas Corp.	297	50,662
Electrical Equipment - 0.6%
AMETEK, Inc.	246	18,689
Fortive Corp.	2,013	156,048
		174,737
Industrial Conglomerates - 0.5%
3M Co.	658	144,444
Roper Technologies, Inc.	36	10,105
		154,549
Machinery - 1.4%
Caterpillar, Inc.	357	52,615
Deere & Co.	949	147,399
Gardner Denver Holdings, Inc.	603	18,500
Illinois Tool Works, Inc.	444	69,557
PACCAR, Inc.	530	35,070
Parker Hannifin Corp.	311	53,190
Rational AG	5	3,144
Rexnord Corp. (a)	500	14,840
Xylem, Inc.	114	8,769
		403,084
Professional Services - 0.4%
CoStar Group, Inc. (a)	30	10,880
FTI Consulting, Inc. (a)	200	9,682
Manpower, Inc.	18	2,072
Recruit Holdings Co. Ltd.	372	9,245
RELX PLC	28	576
TransUnion Holding Co., Inc. (a)	1,288	73,133
		105,588
Road & Rail - 0.2%
CSX Corp.	755	42,061
Union Pacific Corp.	70	9,410
		51,471
Trading Companies & Distributors - 0.1%
Fastenal Co.	100	5,459
W.W. Grainger, Inc.	94	26,533
		31,992

TOTAL INDUSTRIALS		1,937,334

INFORMATION TECHNOLOGY - 39.5%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	488	124,586
Electronic Equipment & Components - 2.2%
Amphenol Corp. Class A	6,236	537,107
CDW Corp.	223	15,679
Dolby Laboratories, Inc. Class A	311	19,767
Keyence Corp.	100	62,065
		634,618
Internet Software & Services - 14.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	422	77,454
Alphabet, Inc.:
Class A (a)	629	652,361
Class C (a)	648	668,600
CarGurus, Inc. Class A	300	11,541
Cloudera, Inc.	300	6,474
Coupa Software, Inc. (a)	193	8,805
Dropbox, Inc. Class A (a)	300	9,375
eBay, Inc. (a)	3,367	135,488
Facebook, Inc. Class A (a)	13,551	2,165,309
GoDaddy, Inc. (a)	200	12,284
GrubHub, Inc. (a)	46	4,668
LogMeIn, Inc.	618	71,410
MercadoLibre, Inc.	55	19,601
MuleSoft, Inc. Class A	200	8,796
New Relic, Inc. (a)	256	18,975
Okta, Inc.	450	17,933
Shopify, Inc. Class A (a)	208	25,883
Tencent Holdings Ltd.	2,093	112,351
Twitter, Inc. (a)	100	2,901
		4,030,209
IT Services - 6.4%
Accenture PLC Class A	384	58,944
EPAM Systems, Inc. (a)	154	17,636
Fiserv, Inc. (a)	448	31,947
FleetCor Technologies, Inc. (a)	92	18,630
Global Payments, Inc.	630	70,258
MasterCard, Inc. Class A	3,615	633,203
PayPal Holdings, Inc. (a)	6,370	483,292
Visa, Inc. Class A	4,342	519,390
		1,833,300
Semiconductors & Semiconductor Equipment - 1.8%
Analog Devices, Inc.	360	32,807
Applied Materials, Inc.	1,180	65,620
First Solar, Inc. (a)	296	21,010
Intel Corp.	664	34,581
NVIDIA Corp.	1,064	246,412
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	303	13,259
Texas Instruments, Inc.	924	95,994
		509,683
Software - 13.9%
Activision Blizzard, Inc.	5,084	342,967
Adobe Systems, Inc. (a)	3,646	787,828
Atlassian Corp. PLC (a)	963	51,925
Black Knight, Inc. (a)	200	9,420
CDK Global, Inc.	407	25,779
Constellation Software, Inc.	36	24,426
Electronic Arts, Inc. (a)	1,532	185,740
Intuit, Inc.	479	83,035
Microsoft Corp.	7,415	676,767
Parametric Technology Corp. (a)	362	28,240
Paycom Software, Inc. (a)	448	48,111
Red Hat, Inc. (a)	602	90,005
RingCentral, Inc. (a)	646	41,021
Salesforce.com, Inc. (a)	9,312	1,082,986
Snap, Inc. Class A (a)	140	2,222
SS&C Technologies Holdings, Inc.	839	45,004
Tanium, Inc. Class B (b)(c)	100	617
Ultimate Software Group, Inc. (a)	556	135,497
Workday, Inc. Class A (a)	2,135	271,380
Zendesk, Inc. (a)	300	14,361
Zscaler, Inc. (a)	400	11,228
		3,958,559
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.	958	160,733
HP, Inc.	1,169	25,624
Logitech International SA	96	3,526
Pure Storage, Inc. Class A (a)	200	3,990
Xaar PLC	368	1,732
		195,605

TOTAL INFORMATION TECHNOLOGY		11,286,560

MATERIALS - 2.8%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	317	50,413
DowDuPont, Inc.	3,862	246,048
LyondellBasell Industries NV Class A	399	42,166
Sherwin-Williams Co.	380	149,006
Westlake Chemical Corp.	453	50,351
		537,984
Containers & Packaging - 0.3%
WestRock Co.	1,112	71,357
Metals & Mining - 0.6%
ArcelorMittal SA Class A unit (a)	317	10,084
Arizona Mining, Inc. (a)	396	1,245
B2Gold Corp. (a)	5,502	15,075
Franco-Nevada Corp.	952	64,952
Freeport-McMoRan, Inc.	1,214	21,330
Glencore Xstrata PLC	110	546
Ivanhoe Mines Ltd. (a)	13,229	27,929
Kirkland Lake Gold Ltd.	974	15,097
Novagold Resources, Inc. (a)	584	2,529
Nucor Corp.	246	15,028
Steel Dynamics, Inc.	102	4,510
		178,325

TOTAL MATERIALS		787,666

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	91	13,226
Real Estate Management & Development - 0.0%
Five Point Holdings LLC Class A (a)	680	9,697

TOTAL REAL ESTATE		22,923

TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	759	46,329
TOTAL COMMON STOCKS
(Cost $26,964,220)		28,421,538

Convertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series F (b)(c)	8	2,829
HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc. Series F (b)(c)	144	2,038
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Lyft, Inc. Series H (b)(c)	126	5,008
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $9,836)		9,875
	Principal Amount	Value

Nonconvertible Bonds - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Valeant Pharmaceuticals International, Inc.
6.125% 4/15/25 (d)	18,000	15,534
9% 12/15/25 (d)	14,000	13,913
TOTAL NONCONVERTIBLE BONDS
(Cost $30,382)		29,447

TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $27,004,438)		28,460,860
NET OTHER ASSETS (LIABILITIES) - 0.4%		105,554
NET ASSETS - 100%		$28,566,414

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,492 or 0.0% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,447 or 0.1% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series F	8/31/17	$1,999
Lyft, Inc. Series H	11/22/17	$5,008
Roofoods Ltd. Series F	9/12/17	$2,829
Tanium, Inc. Class B	4/21/17	$496

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,686
Total	$2,686

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$4,385,353	$4,264,077	$121,276	$--
Consumer Staples	754,127	751,298	--	2,829
Energy	704,547	617,185	87,362	--
Financials	6,014,391	5,959,232	55,159	--
Health Care	2,487,175	2,436,016	49,121	2,038
Industrials	1,937,334	1,937,334	--	--
Information Technology	11,291,568	11,173,592	112,351	5,625
Materials	787,666	787,666	--	--
Real Estate	22,923	22,923	--	--
Telecommunication Services	46,329	46,329	--	--
Corporate Bonds	29,447	--	29,447	--
Total Investments in Securities:	$28,460,860	$27,995,652	$454,716	$10,492

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Contrafund® K6

March 31, 2018

CONK6-QTLY-0518
1.9883977.100

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
CONSUMER DISCRETIONARY - 14.4%
Auto Components - 0.0%
Autoliv, Inc.	5,881	$858,273
Automobiles - 0.9%
BYD Co. Ltd. (H Shares)	275,500	2,193,785
Geely Automobile Holdings Ltd.	134,000	392,652
Guangzhou Automobile Group Co. Ltd. (H Shares)	68,000	126,300
Mahindra & Mahindra Ltd.	189,664	2,163,266
Maruti Suzuki India Ltd.	33,597	4,597,545
Subaru Corp.	2,900	95,036
Tesla, Inc. (a)	54,463	14,494,238
Thor Industries, Inc.	2,703	311,305
Toyota Motor Corp.	25,100	1,609,957
		25,984,084
Diversified Consumer Services - 0.2%
Chegg, Inc. (a)	75,505	1,559,933
Weight Watchers International, Inc. (a)	49,255	3,138,529
		4,698,462
Hotels, Restaurants & Leisure - 1.6%
Accor SA	24,524	1,323,198
Boyd Gaming Corp.	12,180	388,055
Domino's Pizza, Inc.	3,383	790,133
Eldorado Resorts, Inc. (a)	9,011	297,363
Hilton Grand Vacations, Inc. (a)	18,688	803,958
Hilton Worldwide Holdings, Inc.	113,821	8,964,542
Las Vegas Sands Corp.	26,689	1,918,939
Marriott International, Inc. Class A	115,968	15,769,329
McDonald's Corp.	103,125	16,126,688
Planet Fitness, Inc. (a)	3,446	130,155
Shake Shack, Inc. Class A (a)	1,800	74,934
U.S. Foods Holding Corp. (a)	12,540	410,936
Wyndham Worldwide Corp.	1,208	138,231
		47,136,461
Household Durables - 0.2%
Lennar Corp. Class A	42,117	2,482,376
Mohawk Industries, Inc. (a)	13,271	3,081,792
Roku, Inc. Class A (b)	16,386	509,605
		6,073,773
Internet & Direct Marketing Retail - 8.8%
Amazon.com, Inc. (a)	120,243	174,032,504
ASOS PLC (a)	4,341	423,893
Netflix, Inc. (a)	223,991	66,155,742
Start Today Co. Ltd.	21,100	563,566
The Booking Holdings, Inc. (a)	9,038	18,802,565
Zalando SE (a)(c)	635	34,598
		260,012,868
Media - 0.8%
Charter Communications, Inc. Class A (a)	4,571	1,422,587
Comcast Corp. Class A	16,800	574,056
Liberty Global PLC Class A (a)	9,065	283,825
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	185,361	5,718,387
Liberty SiriusXM Series C (a)	122,518	5,004,860
Live Nation Entertainment, Inc. (a)	23,892	1,006,809
Sirius XM Holdings, Inc.	575,606	3,591,781
The Walt Disney Co.	50,503	5,072,521
		22,674,826
Multiline Retail - 0.1%
B&M European Value Retail S.A.	241,721	1,327,034
Dollar Tree, Inc. (a)	10,526	998,917
Ollie's Bargain Outlet Holdings, Inc. (a)	37,370	2,253,411
		4,579,362
Specialty Retail - 1.1%
Burlington Stores, Inc. (a)	2,442	325,152
Five Below, Inc. (a)	4,869	357,092
Home Depot, Inc.	121,444	21,646,179
TJX Companies, Inc.	138,267	11,277,057
		33,605,480
Textiles, Apparel & Luxury Goods - 0.7%
adidas AG	41,233	9,977,066
Kering SA	5,124	2,451,316
LVMH Moet Hennessy - Louis Vuitton SA	4,586	1,413,282
NIKE, Inc. Class B	78,486	5,214,610
PVH Corp.	1,800	272,574
Tapestry, Inc.	34,837	1,832,775
		21,161,623

TOTAL CONSUMER DISCRETIONARY		426,785,212

CONSUMER STAPLES - 2.5%
Beverages - 0.5%
Constellation Brands, Inc. Class A (sub. vtg.)	18,889	4,305,181
Dr. Pepper Snapple Group, Inc.	14,473	1,713,314
Kweichow Moutai Co. Ltd. (A Shares)	11,600	1,260,770
Monster Beverage Corp. (a)	42,527	2,432,970
The Coca-Cola Co.	108,300	4,703,469
		14,415,704
Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	40,103	7,556,608
Performance Food Group Co. (a)	52,454	1,565,752
Walmart, Inc.	60,434	5,376,813
		14,499,173
Food Products - 0.0%
The Simply Good Foods Co.	46,975	644,967
Household Products - 0.3%
Colgate-Palmolive Co.	141,053	10,110,679
Personal Products - 1.2%
Estee Lauder Companies, Inc. Class A	207,926	31,130,681
Kao Corp.	21,500	1,612,626
L'Oreal SA (a)	4,545	1,025,366
Shiseido Co. Ltd.	25,000	1,600,724
		35,369,397

TOTAL CONSUMER STAPLES		75,039,920

ENERGY - 2.3%
Energy Equipment & Services - 0.0%
Baker Hughes, a GE Co. Class A	10,303	286,114
FTS International, Inc. (a)	18,233	335,305
		621,419
Oil, Gas & Consumable Fuels - 2.3%
Apache Corp.	17,601	677,286
Birchcliff Energy Ltd.	514,650	1,490,002
Canadian Natural Resources Ltd.	139,685	4,391,076
Centennial Resource Development, Inc. Class A (a)	355,284	6,519,461
Cheniere Energy, Inc. (a)	5,200	277,940
Concho Resources, Inc. (a)	33,236	4,996,368
ConocoPhillips Co.	17,422	1,032,950
Continental Resources, Inc. (a)	111,968	6,600,514
Diamondback Energy, Inc. (a)	59,875	7,575,385
Encana Corp.	21,550	237,019
EOG Resources, Inc.	139,494	14,684,533
Hess Corp.	9,516	481,700
Marathon Petroleum Corp.	11,575	846,248
Phillips 66 Co.	65,254	6,259,164
Pioneer Natural Resources Co.	3,078	528,739
PrairieSky Royalty Ltd.	65,073	1,422,833
Reliance Industries Ltd.	530,324	7,250,455
Suncor Energy, Inc.	12,196	421,159
Valero Energy Corp.	30,409	2,821,043
		68,513,875

TOTAL ENERGY		69,135,294

FINANCIALS - 18.1%
Banks - 9.4%
Bank Ireland Group PLC	249,496	2,175,041
Bank of America Corp.	1,878,550	56,337,715
Citigroup, Inc.	889,492	60,040,710
HDFC Bank Ltd. sponsored ADR	146,178	14,438,001
JPMorgan Chase & Co.	545,860	60,028,224
Kotak Mahindra Bank Ltd. (a)	244,034	3,947,378
M&T Bank Corp.	47,060	8,675,982
Metro Bank PLC (a)	128,546	6,337,500
PNC Financial Services Group, Inc.	80,055	12,107,518
Royal Bank of Canada	27,154	2,097,540
The Toronto-Dominion Bank	56,324	3,196,218
U.S. Bancorp	258,096	13,033,848
Wells Fargo & Co.	705,522	36,976,408
		279,392,083
Capital Markets - 2.4%
Ameriprise Financial, Inc.	5,221	772,395
Bank of New York Mellon Corp.	131,032	6,752,079
BlackRock, Inc. Class A	14,012	7,590,581
Charles Schwab Corp.	289,965	15,141,972
Goldman Sachs Group, Inc.	5,819	1,465,573
IntercontinentalExchange, Inc.	39,595	2,871,429
Morgan Stanley	383,157	20,675,152
MSCI, Inc.	39,964	5,973,419
Oaktree Capital Group LLC Class A	50,341	1,993,504
S&P Global, Inc.	41,843	7,994,524
St. James's Place Capital PLC	34,494	525,813
		71,756,441
Consumer Finance - 0.2%
Green Dot Corp. Class A (a)	1,965	126,074
Synchrony Financial	159,923	5,362,218
		5,488,292
Diversified Financial Services - 5.1%
Berkshire Hathaway, Inc. Class A (a)	504	150,746,400
Insurance - 1.0%
Admiral Group PLC	108,811	2,815,084
AIA Group Ltd.	148,800	1,272,043
Chubb Ltd.	120,861	16,530,159
Fairfax Financial Holdings Ltd. (sub. vtg.)	4,362	2,211,116
Marsh & McLennan Companies, Inc.	23,395	1,932,193
The Travelers Companies, Inc.	40,636	5,642,715
		30,403,310

TOTAL FINANCIALS		537,786,526

HEALTH CARE - 9.1%
Biotechnology - 2.5%
AbbVie, Inc.	94,742	8,967,330
Agios Pharmaceuticals, Inc. (a)	29,287	2,395,091
Alnylam Pharmaceuticals, Inc. (a)	5,256	625,990
Amgen, Inc.	26,278	4,479,873
AnaptysBio, Inc. (a)	9,961	1,036,741
Arena Pharmaceuticals, Inc. (a)	29,514	1,165,803
Array BioPharma, Inc. (a)	27,346	446,287
bluebird bio, Inc. (a)	3,715	634,336
Blueprint Medicines Corp. (a)	1,293	118,568
FibroGen, Inc. (a)	46,433	2,145,205
Genmab A/S (a)	21,286	4,585,961
Gilead Sciences, Inc.	206,783	15,589,370
Insmed, Inc. (a)	20,605	464,025
Intrexon Corp. (a)(b)	71,128	1,090,392
Neurocrine Biosciences, Inc. (a)	73,201	6,070,559
Regeneron Pharmaceuticals, Inc. (a)	12,063	4,154,015
Sage Therapeutics, Inc. (a)	9,187	1,479,750
Sarepta Therapeutics, Inc. (a)	3,992	295,767
Vertex Pharmaceuticals, Inc. (a)	107,927	17,589,942
		73,335,005
Health Care Equipment & Supplies - 1.7%
Abiomed, Inc. (a)	4,406	1,282,102
Baxter International, Inc.	158,946	10,337,848
Becton, Dickinson & Co.	12,930	2,801,931
Boston Scientific Corp. (a)	444,057	12,131,637
Danaher Corp.	56,462	5,528,194
Edwards Lifesciences Corp. (a)	34,466	4,808,696
Intuitive Surgical, Inc. (a)	23,160	9,561,143
Penumbra, Inc. (a)	7,043	814,523
ResMed, Inc.	19,637	1,933,655
Stryker Corp.	9,317	1,499,292
		50,699,021
Health Care Providers & Services - 3.2%
Anthem, Inc.	1,289	283,193
HealthEquity, Inc. (a)	46,586	2,820,316
Henry Schein, Inc. (a)	7,836	526,658
Humana, Inc.	28,418	7,639,611
National Vision Holdings, Inc.	47,570	1,536,987
UnitedHealth Group, Inc.	378,507	81,000,498
		93,807,263
Health Care Technology - 0.0%
Veeva Systems, Inc. Class A (a)	17,619	1,286,539
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	29,702	1,987,064
Mettler-Toledo International, Inc. (a)	39,948	22,971,298
PRA Health Sciences, Inc. (a)	18,478	1,532,935
Thermo Fisher Scientific, Inc.	24,365	5,030,398
Waters Corp. (a)	11,758	2,335,727
		33,857,422
Pharmaceuticals - 0.6%
Bristol-Myers Squibb Co.	37,716	2,385,537
Ipsen SA	2,107	327,051
Nektar Therapeutics (a)	108,603	11,540,155
resTORbio, Inc. (a)	9,095	87,130
Teva Pharmaceutical Industries Ltd. sponsored ADR	124,055	2,120,100
Zoetis, Inc. Class A	7,231	603,861
		17,063,834

TOTAL HEALTH CARE		270,049,084

INDUSTRIALS - 6.5%
Aerospace & Defense - 1.2%
General Dynamics Corp.	19,424	4,290,762
Harris Corp.	6,627	1,068,803
Northrop Grumman Corp.	34,730	12,124,938
Raytheon Co.	34,390	7,422,050
The Boeing Co.	29,514	9,677,050
TransDigm Group, Inc.	1,994	612,038
		35,195,641
Air Freight & Logistics - 0.5%
Expeditors International of Washington, Inc.	7,317	463,166
FedEx Corp.	38,795	9,315,067
XPO Logistics, Inc. (a)	54,283	5,526,552
		15,304,785
Airlines - 0.9%
Azul SA sponsored ADR	15,176	527,366
Ryanair Holdings PLC sponsored ADR (a)	118,066	14,504,408
Southwest Airlines Co.	198,529	11,371,741
		26,403,515
Building Products - 0.7%
A.O. Smith Corp.	26,888	1,709,808
Jeld-Wen Holding, Inc. (a)	103,467	3,168,160
Masco Corp.	308,645	12,481,604
Toto Ltd.	68,600	3,616,804
		20,976,376
Commercial Services & Supplies - 0.2%
Cintas Corp.	24,677	4,209,403
Clean TeQ Holdings Ltd. (a)	700,390	633,716
TulCo LLC (d)(e)(f)	996	348,600
		5,191,719
Electrical Equipment - 0.5%
AMETEK, Inc.	26,966	2,048,607
Fortive Corp.	169,316	13,125,376
		15,173,983
Industrial Conglomerates - 0.7%
3M Co.	90,034	19,764,264
Roper Technologies, Inc.	3,454	969,503
		20,733,767
Machinery - 1.2%
Caterpillar, Inc.	28,238	4,161,716
Deere & Co.	83,709	13,001,682
Gardner Denver Holdings, Inc.	58,314	1,789,074
IDEX Corp.	1,841	262,361
Illinois Tool Works, Inc.	37,881	5,934,437
PACCAR, Inc.	46,677	3,088,617
Parker Hannifin Corp.	22,856	3,909,062
Rational AG	339	213,150
Rexnord Corp. (a)	35,309	1,047,971
Xylem, Inc.	15,296	1,176,568
		34,584,638
Professional Services - 0.3%
CoStar Group, Inc. (a)	3,080	1,117,054
FTI Consulting, Inc. (a)	10,026	485,359
IHS Markit Ltd. (a)	5,109	246,458
Manpower, Inc.	2,874	330,797
Recruit Holdings Co. Ltd.	44,100	1,096,024
RELX PLC	11,637	239,186
SR Teleperformance SA	2,010	311,624
TransUnion Holding Co., Inc. (a)	112,677	6,397,800
		10,224,302
Road & Rail - 0.2%
CSX Corp.	88,089	4,907,438
Union Pacific Corp.	1,098	147,604
		5,055,042
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A (c)	27,640	1,178,017
Fastenal Co.	4,806	262,360
W.W. Grainger, Inc.	9,372	2,645,434
		4,085,811

TOTAL INDUSTRIALS		192,929,579

INFORMATION TECHNOLOGY - 39.6%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	40,541	10,350,117
Electronic Equipment & Components - 1.7%
Amphenol Corp. Class A	551,284	47,482,091
CDW Corp.	9,315	654,938
Dolby Laboratories, Inc. Class A	28,588	1,817,053
Keyence Corp.	700	434,453
		50,388,535
Internet Software & Services - 14.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	31,591	5,798,212
Alphabet, Inc.:
Class A (a)	92,246	95,672,016
Class C (a)	81,017	83,592,530
CarGurus, Inc. Class A	27,416	1,054,694
Cloudera, Inc.	44,807	966,935
Coupa Software, Inc. (a)	13,216	602,914
Dropbox, Inc. Class A (a)(b)	14,612	456,625
eBay, Inc. (a)	284,734	11,457,696
Facebook, Inc. Class A (a)	1,203,981	192,384,124
GoDaddy, Inc. (a)	29,852	1,833,510
GrubHub, Inc. (a)	6,476	657,120
LogMeIn, Inc.	55,081	6,364,610
MercadoLibre, Inc.	4,521	1,611,239
MuleSoft, Inc. Class A	12,094	531,894
New Relic, Inc. (a)	40,319	2,988,444
Okta, Inc.	53,483	2,131,298
Shopify, Inc. Class A (a)	25,846	3,216,231
Tencent Holdings Ltd.	161,400	8,663,883
Twitter, Inc. (a)	7,532	218,503
Wix.com Ltd. (a)	1,369	108,904
		420,311,382
IT Services - 6.3%
Accenture PLC Class A	28,001	4,298,154
EPAM Systems, Inc. (a)	16,581	1,898,856
Fiserv, Inc. (a)	106,075	7,564,208
FleetCor Technologies, Inc. (a)	9,763	1,977,008
Global Payments, Inc.	54,863	6,118,322
MasterCard, Inc. Class A	270,616	47,401,099
PayPal Holdings, Inc. (a)	571,812	43,383,376
Visa, Inc. Class A	627,030	75,005,329
Worldpay, Inc. (a)	3,763	309,469
		187,955,821
Semiconductors & Semiconductor Equipment - 1.6%
Analog Devices, Inc.	10,894	992,770
Applied Materials, Inc.	99,358	5,525,298
Broadcom Ltd.	7,046	1,660,390
First Solar, Inc. (a)	26,460	1,878,131
Intel Corp.	58,286	3,035,535
Lam Research Corp.	2,523	512,573
NVIDIA Corp.	89,214	20,661,070
SolarEdge Technologies, Inc. (a)	5,413	284,724
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	27,047	1,183,577
Texas Instruments, Inc.	100,980	10,490,812
		46,224,880
Software - 13.1%
Activision Blizzard, Inc.	776,877	52,408,122
Adobe Systems, Inc. (a)	310,228	67,034,066
Atlassian Corp. PLC (a)	85,548	4,612,748
Black Knight, Inc. (a)	26,625	1,254,038
CDK Global, Inc.	35,026	2,218,547
Constellation Software, Inc.	3,006	2,039,582
Electronic Arts, Inc. (a)	169,090	20,500,472
Intuit, Inc.	19,775	3,427,996
Microsoft Corp.	1,107,289	101,062,267
Parametric Technology Corp. (a)	37,396	2,917,262
Paycom Software, Inc. (a)	40,829	4,384,626
Qualys, Inc. (a)	893	64,966
Red Hat, Inc. (a)	53,145	7,945,709
RingCentral, Inc. (a)	55,187	3,504,375
Salesforce.com, Inc. (a)	662,233	77,017,698
Snap, Inc. Class A (a)(b)	17,154	272,234
SS&C Technologies Holdings, Inc.	72,796	3,904,777
Ultimate Software Group, Inc. (a)	30,794	7,504,498
Workday, Inc. Class A (a)	197,903	25,155,450
Zendesk, Inc. (a)	13,363	639,687
Zscaler, Inc. (a)	5,847	164,125
		388,033,245
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	404,536	67,873,050
HP, Inc.	109,233	2,394,387
Logitech International SA	19,974	733,645
Pure Storage, Inc. Class A (a)	20,397	406,920
		71,408,002

TOTAL INFORMATION TECHNOLOGY		1,174,671,982

MATERIALS - 2.6%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	44,270	7,040,258
DowDuPont, Inc.	314,184	20,016,663
Growmax Resources Corp. (a)(c)	68,000	5,806
LyondellBasell Industries NV Class A	41,228	4,356,975
Sherwin-Williams Co.	29,072	11,399,713
Westlake Chemical Corp.	44,019	4,892,712
		47,712,127
Containers & Packaging - 0.2%
WestRock Co.	103,143	6,618,686
Metals & Mining - 0.8%
ArcelorMittal SA Class A unit (a)	37,010	1,177,288
Arizona Mining, Inc. (a)	68,048	213,913
B2Gold Corp. (a)	1,290,161	3,534,962
Franco-Nevada Corp.	92,316	6,298,425
Freeport-McMoRan, Inc.	128,128	2,251,209
Glencore Xstrata PLC	61,549	305,518
Ivanhoe Mines Ltd. (a)	1,277,266	2,696,599
Ivanhoe Mines Ltd. (a)(c)	287,520	607,020
Kirkland Lake Gold Ltd.	98,082	1,520,315
Newcrest Mining Ltd.	66,100	996,959
Novagold Resources, Inc. (a)	180,661	782,465
Nucor Corp.	22,227	1,357,847
POSCO	1,262	386,703
POSCO sponsored ADR	1	79
Steel Dynamics, Inc.	11,441	505,921
		22,635,223

TOTAL MATERIALS		76,966,036

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	12,628	1,835,354
Real Estate Management & Development - 0.0%
Five Point Holdings LLC Class A (a)	70,031	998,642

TOTAL REAL ESTATE		2,833,996

TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	64,034	3,908,635
TOTAL COMMON STOCKS
(Cost $2,692,723,015)		2,830,106,264

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Generation Bio Series B (e)(f)	48,000	438,994
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series F (e)(f)	1,222	432,063
HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc. Series F (e)(f)	26,649	377,083
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Lyft, Inc. Series H (e)(f)	16,404	651,995
Software - 0.0%
Carbon, Inc. Series D (f)	9,678	225,990

TOTAL INFORMATION TECHNOLOGY		877,985

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $2,119,042)		2,126,125
	Principal Amount	Value

Nonconvertible Bonds - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Valeant Pharmaceuticals International, Inc.:
6.125% 4/15/25 (c)	2,100,000	1,812,300
9% 12/15/25 (c)	2,160,000	2,146,500
(Cost $4,100,104)		3,958,800
	Shares	Value

Money Market Funds - 4.2%
Fidelity Cash Central Fund, 1.72% (g)	123,201,076	123,225,716
Fidelity Securities Lending Cash Central Fund 1.72% (g)(h)	1,682,582	1,682,918
TOTAL MONEY MARKET FUNDS
(Cost $124,908,507)		124,908,634
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $2,823,850,668)		2,961,099,823
NET OTHER ASSETS (LIABILITIES) - 0.2%		6,939,384
NET ASSETS - 100%		$2,968,039,207

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,784,241 or 0.2% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,248,735 or 0.1% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Includes investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series F	8/31/17	$370,000
Generation Bio Series B	2/21/18	$438,994
Lyft, Inc. Series H	11/22/17	$651,995
Roofoods Ltd. Series F	9/12/17	$432,063
TulCo LLC	8/24/17	$348,600

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$224,835
Fidelity Securities Lending Cash Central Fund	12,060
Total	$236,895

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$427,224,206	$415,898,382	$10,886,830	$438,994
Consumer Staples	75,471,983	75,039,920	--	432,063
Energy	69,135,294	61,884,839	7,250,455	--
Financials	537,786,526	532,567,105	5,219,421	--
Health Care	270,426,167	265,463,123	4,585,961	377,083
Industrials	192,929,579	191,947,263	633,716	348,600
Information Technology	1,175,549,967	1,166,008,099	8,663,883	877,985
Materials	76,966,036	75,969,077	996,959	--
Real Estate	2,833,996	2,833,996	--	--
Telecommunication Services	3,908,635	3,908,635	--	--
Corporate Bonds	3,958,800	--	3,958,800	--
Money Market Funds	124,908,634	124,908,634	--	--
Total Investments in Securities:	$2,961,099,823	$2,916,429,073	$42,196,025	$2,474,725

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 25, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 25, 2018